UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of August

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

Columbia Emerging Markets Bond Fund

Class A | REBAX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$115	1.11%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Columbia Emerging Markets Bond Fund | Class A | ASR141-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Bond Fund Class A (including sales charges) ($12,525)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$9,528	$10,000
09/16	$9,584	$10,034
10/16	$9,500	$9,887
11/16	$9,055	$9,475
12/16	$9,225	$9,611
01/17	$9,366	$9,749
02/17	$9,582	$9,952
03/17	$9,658	$9,986
04/17	$9,835	$10,149
05/17	$9,932	$10,233
06/17	$9,939	$10,207
07/17	$10,046	$10,274
08/17	$10,229	$10,452
09/17	$10,270	$10,450
10/17	$10,286	$10,469
11/17	$10,310	$10,441
12/17	$10,346	$10,507
01/18	$10,392	$10,487
02/18	$10,236	$10,281
03/18	$10,260	$10,320
04/18	$10,111	$10,169
05/18	$9,899	$10,059
06/18	$9,703	$9,957
07/18	$9,920	$10,163
08/18	$9,619	$9,967
09/18	$9,837	$10,144
10/18	$9,533	$9,917
11/18	$9,436	$9,878
12/18	$9,519	$10,023
01/19	$10,050	$10,465
02/19	$10,136	$10,531
03/19	$10,260	$10,684
04/19	$10,256	$10,696
05/19	$10,260	$10,758
06/19	$10,571	$11,085
07/19	$10,744	$11,213
08/19	$10,517	$11,274
09/19	$10,457	$11,233
10/19	$10,472	$11,275
11/19	$10,458	$11,257
12/19	$10,650	$11,468
01/20	$10,854	$11,667
02/20	$10,793	$11,573
03/20	$9,180	$10,120
04/20	$9,493	$10,342
05/20	$10,062	$10,935
06/20	$10,367	$11,254
07/20	$10,768	$11,670
08/20	$10,874	$11,704
09/20	$10,688	$11,511
10/20	$10,712	$11,497
11/20	$11,201	$11,928
12/20	$11,440	$12,142
01/21	$11,281	$11,995
02/21	$11,064	$11,687
03/21	$10,894	$11,566
04/21	$11,114	$11,787
05/21	$11,228	$11,915
06/21	$11,304	$12,021
07/21	$11,364	$12,086
08/21	$11,463	$12,196
09/21	$11,241	$11,957
10/21	$11,209	$11,964
11/21	$10,969	$11,791
12/21	$11,138	$11,959
01/22	$10,800	$11,613
02/22	$10,194	$10,974
03/22	$10,151	$10,851
04/22	$9,600	$10,257
05/22	$9,636	$10,276
06/22	$8,989	$9,707
07/22	$9,291	$10,017
08/22	$9,225	$9,900
09/22	$8,602	$9,299
10/22	$8,640	$9,306
11/22	$9,333	$9,953
12/22	$9,345	$9,991
01/23	$9,687	$10,302
02/23	$9,409	$10,075
03/23	$9,509	$10,215
04/23	$9,504	$10,267
05/23	$9,424	$10,176
06/23	$9,631	$10,372
07/23	$9,798	$10,539
08/23	$9,631	$10,392
09/23	$9,377	$10,099
10/23	$9,300	$9,953
11/23	$9,852	$10,529
12/23	$10,297	$11,035
01/24	$10,180	$10,905
02/24	$10,269	$10,980
03/24	$10,457	$11,189
04/24	$10,264	$10,965
05/24	$10,462	$11,164
06/24	$10,480	$11,238
07/24	$10,714	$11,443
08/24	$10,926	$11,710
09/24	$11,126	$11,920
10/24	$10,932	$11,706
11/24	$11,067	$11,845
12/24	$10,912	$11,668
01/25	$11,064	$11,811
02/25	$11,259	$12,006
03/25	$11,161	$11,941
04/25	$11,108	$11,931
05/25	$11,208	$12,033
06/25	$11,453	$12,307
07/25	$11,584	$12,452
08/25	$11,763	$12,643
09/25	$11,908	$12,847
10/25	$12,164	$13,130
11/25	$12,202	$13,169
12/25	$12,289	$13,237
01/26	$12,389	$13,311
02/26	$12,535	$13,497
03/26	$12,118	$13,086
04/26	$12,459	$13,417
05/26	$12,579	$13,527
06/26	$12,626	$13,614
07/26	$12,439	$13,404
08/26	$12,525	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.48	1.79	2.77
Class A (including sales charges)	1.44	0.80	2.28
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Columbia Emerging Markets Bond Fund | Class A | ASR141-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Class A | ASR141-01_(10/26) |

Columbia Emerging Markets Bond Fund

Institutional Class | CMBZX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$89	0.86%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Columbia Emerging Markets Bond Fund | Institutional Class | ASR141-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Bond Fund Institutional Class ($13,473)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000
09/16	$10,060	$10,034
10/16	$9,974	$9,887
11/16	$9,510	$9,475
12/16	$9,681	$9,611
01/17	$9,840	$9,749
02/17	$10,069	$9,952
03/17	$10,151	$9,986
04/17	$10,338	$10,149
05/17	$10,443	$10,233
06/17	$10,452	$10,207
07/17	$10,566	$10,274
08/17	$10,762	$10,452
09/17	$10,807	$10,450
10/17	$10,826	$10,469
11/17	$10,854	$10,441
12/17	$10,894	$10,507
01/18	$10,944	$10,487
02/18	$10,782	$10,281
03/18	$10,809	$10,320
04/18	$10,655	$10,169
05/18	$10,434	$10,059
06/18	$10,230	$9,957
07/18	$10,461	$10,163
08/18	$10,146	$9,967
09/18	$10,378	$10,144
10/18	$10,060	$9,917
11/18	$9,959	$9,878
12/18	$10,049	$10,023
01/19	$10,611	$10,465
02/19	$10,704	$10,531
03/19	$10,837	$10,684
04/19	$10,835	$10,696
05/19	$10,842	$10,758
06/19	$11,172	$11,085
07/19	$11,357	$11,213
08/19	$11,120	$11,274
09/19	$11,059	$11,233
10/19	$11,077	$11,275
11/19	$11,064	$11,257
12/19	$11,270	$11,468
01/20	$11,487	$11,667
02/20	$11,426	$11,573
03/20	$9,722	$10,120
04/20	$10,055	$10,342
05/20	$10,660	$10,935
06/20	$10,974	$11,254
07/20	$11,412	$11,670
08/20	$11,526	$11,704
09/20	$11,331	$11,511
10/20	$11,360	$11,497
11/20	$11,880	$11,928
12/20	$12,136	$12,142
01/21	$11,970	$11,995
02/21	$11,742	$11,687
03/21	$11,563	$11,566
04/21	$11,800	$11,787
05/21	$11,923	$11,915
06/21	$12,006	$12,021
07/21	$12,072	$12,086
08/21	$12,180	$12,196
09/21	$11,947	$11,957
10/21	$11,915	$11,964
11/21	$11,662	$11,791
12/21	$11,845	$11,959
01/22	$11,488	$11,613
02/22	$10,847	$10,974
03/22	$10,803	$10,851
04/22	$10,219	$10,257
05/22	$10,260	$10,276
06/22	$9,573	$9,707
07/22	$9,897	$10,017
08/22	$9,828	$9,900
09/22	$9,167	$9,299
10/22	$9,210	$9,306
11/22	$9,950	$9,953
12/22	$9,964	$9,991
01/23	$10,331	$10,302
02/23	$10,037	$10,075
03/23	$10,146	$10,215
04/23	$10,142	$10,267
05/23	$10,059	$10,176
06/23	$10,283	$10,372
07/23	$10,462	$10,539
08/23	$10,286	$10,392
09/23	$10,018	$10,099
10/23	$9,950	$9,953
11/23	$10,529	$10,529
12/23	$11,018	$11,035
01/24	$10,896	$10,905
02/24	$10,992	$10,980
03/24	$11,184	$11,189
04/24	$10,980	$10,965
05/24	$11,193	$11,164
06/24	$11,216	$11,238
07/24	$11,467	$11,443
08/24	$11,709	$11,710
09/24	$11,925	$11,920
10/24	$11,708	$11,706
11/24	$11,855	$11,845
12/24	$11,691	$11,668
01/25	$11,856	$11,811
02/25	$12,080	$12,006
03/25	$11,965	$11,941
04/25	$11,910	$11,931
05/25	$12,033	$12,033
06/25	$12,298	$12,307
07/25	$12,428	$12,452
08/25	$12,623	$12,643
09/25	$12,794	$12,847
10/25	$13,070	$13,130
11/25	$13,115	$13,169
12/25	$13,211	$13,237
01/26	$13,320	$13,311
02/26	$13,480	$13,497
03/26	$13,022	$13,086
04/26	$13,404	$13,417
05/26	$13,522	$13,527
06/26	$13,589	$13,614
07/26	$13,377	$13,404
08/26	$13,473	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	6.73	2.04	3.02
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Columbia Emerging Markets Bond Fund | Institutional Class | ASR141-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Institutional Class | ASR141-08_(10/26) |

Columbia Emerging Markets Bond Fund

Institutional 2 Class | CEBRX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$76	0.73%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Columbia Emerging Markets Bond Fund | Institutional 2 Class | ASR141-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Bond Fund Institutional 2 Class ($13,664)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000
09/16	$10,053	$10,034
10/16	$9,969	$9,887
11/16	$9,515	$9,475
12/16	$9,688	$9,611
01/17	$9,849	$9,749
02/17	$10,079	$9,952
03/17	$10,163	$9,986
04/17	$10,352	$10,149
05/17	$10,459	$10,233
06/17	$10,470	$10,207
07/17	$10,586	$10,274
08/17	$10,784	$10,452
09/17	$10,822	$10,450
10/17	$10,851	$10,469
11/17	$10,871	$10,441
12/17	$10,921	$10,507
01/18	$10,973	$10,487
02/18	$10,812	$10,281
03/18	$10,840	$10,320
04/18	$10,687	$10,169
05/18	$10,467	$10,059
06/18	$10,254	$9,957
07/18	$10,486	$10,163
08/18	$10,172	$9,967
09/18	$10,405	$10,144
10/18	$10,097	$9,917
11/18	$9,987	$9,878
12/18	$10,088	$10,023
01/19	$10,653	$10,465
02/19	$10,738	$10,531
03/19	$10,882	$10,684
04/19	$10,881	$10,696
05/19	$10,889	$10,758
06/19	$11,222	$11,085
07/19	$11,409	$11,213
08/19	$11,172	$11,274
09/19	$11,101	$11,233
10/19	$11,120	$11,275
11/19	$11,119	$11,257
12/19	$11,317	$11,468
01/20	$11,546	$11,667
02/20	$11,475	$11,573
03/20	$9,774	$10,120
04/20	$10,110	$10,342
05/20	$10,708	$10,935
06/20	$11,036	$11,254
07/20	$11,477	$11,670
08/20	$11,584	$11,704
09/20	$11,399	$11,511
10/20	$11,428	$11,497
11/20	$11,943	$11,928
12/20	$12,212	$12,142
01/21	$12,047	$11,995
02/21	$11,818	$11,687
03/21	$11,640	$11,566
04/21	$11,879	$11,787
05/21	$12,004	$11,915
06/21	$12,089	$12,021
07/21	$12,157	$12,086
08/21	$12,267	$12,196
09/21	$12,034	$11,957
10/21	$12,003	$11,964
11/21	$11,739	$11,791
12/21	$11,934	$11,959
01/22	$11,577	$11,613
02/22	$10,920	$10,974
03/22	$10,888	$10,851
04/22	$10,290	$10,257
05/22	$10,343	$10,276
06/22	$9,652	$9,707
07/22	$9,968	$10,017
08/22	$9,901	$9,900
09/22	$9,246	$9,299
10/22	$9,291	$9,306
11/22	$10,027	$9,953
12/22	$10,054	$9,991
01/23	$10,426	$10,302
02/23	$10,131	$10,075
03/23	$10,242	$10,215
04/23	$10,240	$10,267
05/23	$10,157	$10,176
06/23	$10,373	$10,372
07/23	$10,567	$10,539
08/23	$10,391	$10,392
09/23	$10,121	$10,099
10/23	$10,041	$9,953
11/23	$10,640	$10,529
12/23	$11,123	$11,035
01/24	$11,001	$10,905
02/24	$11,099	$10,980
03/24	$11,307	$11,189
04/24	$11,101	$10,965
05/24	$11,318	$11,164
06/24	$11,342	$11,238
07/24	$11,598	$11,443
08/24	$11,831	$11,710
09/24	$12,052	$11,920
10/24	$11,833	$11,706
11/24	$11,995	$11,845
12/24	$11,831	$11,668
01/25	$12,000	$11,811
02/25	$12,215	$12,006
03/25	$12,112	$11,941
04/25	$12,058	$11,931
05/25	$12,171	$12,033
06/25	$12,441	$12,307
07/25	$12,587	$12,452
08/25	$12,785	$12,643
09/25	$12,946	$12,847
10/25	$13,228	$13,130
11/25	$13,274	$13,169
12/25	$13,373	$13,237
01/26	$13,486	$13,311
02/26	$13,649	$13,497
03/26	$13,199	$13,086
04/26	$13,575	$13,417
05/26	$13,710	$13,527
06/26	$13,765	$13,614
07/26	$13,566	$13,404
08/26	$13,664	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	6.87	2.18	3.17
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Columbia Emerging Markets Bond Fund | Institutional 2 Class | ASR141-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Institutional 2 Class | ASR141-15_(10/26) |

Columbia Emerging Markets Bond Fund

Institutional 3 Class | CEBYX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$70	0.68%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Columbia Emerging Markets Bond Fund | Institutional 3 Class | ASR141-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Bond Fund Institutional 3 Class ($13,721)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000
09/16	$10,053	$10,034
10/16	$9,970	$9,887
11/16	$9,516	$9,475
12/16	$9,690	$9,611
01/17	$9,851	$9,749
02/17	$10,073	$9,952
03/17	$10,158	$9,986
04/17	$10,347	$10,149
05/17	$10,454	$10,233
06/17	$10,465	$10,207
07/17	$10,582	$10,274
08/17	$10,780	$10,452
09/17	$10,828	$10,450
10/17	$10,848	$10,469
11/17	$10,878	$10,441
12/17	$10,929	$10,507
01/18	$10,981	$10,487
02/18	$10,820	$10,281
03/18	$10,840	$10,320
04/18	$10,687	$10,169
05/18	$10,467	$10,059
06/18	$10,264	$9,957
07/18	$10,497	$10,163
08/18	$10,183	$9,967
09/18	$10,417	$10,144
10/18	$10,109	$9,917
11/18	$10,000	$9,878
12/18	$10,091	$10,023
01/19	$10,657	$10,465
02/19	$10,752	$10,531
03/19	$10,897	$10,684
04/19	$10,887	$10,696
05/19	$10,895	$10,758
06/19	$11,229	$11,085
07/19	$11,417	$11,213
08/19	$11,180	$11,274
09/19	$11,120	$11,233
10/19	$11,139	$11,275
11/19	$11,128	$11,257
12/19	$11,337	$11,468
01/20	$11,557	$11,667
02/20	$11,497	$11,573
03/20	$9,784	$10,120
04/20	$10,120	$10,342
05/20	$10,730	$10,935
06/20	$11,059	$11,254
07/20	$11,491	$11,670
08/20	$11,608	$11,704
09/20	$11,413	$11,511
10/20	$11,443	$11,497
11/20	$11,969	$11,928
12/20	$12,229	$12,142
01/21	$12,064	$11,995
02/21	$11,835	$11,687
03/21	$11,657	$11,566
04/21	$11,897	$11,787
05/21	$12,034	$11,915
06/21	$12,109	$12,021
07/21	$12,188	$12,086
08/21	$12,288	$12,196
09/21	$12,065	$11,957
10/21	$12,024	$11,964
11/21	$11,771	$11,791
12/21	$11,957	$11,959
01/22	$11,599	$11,613
02/22	$10,953	$10,974
03/22	$10,910	$10,851
04/22	$10,323	$10,257
05/22	$10,365	$10,276
06/22	$9,673	$9,707
07/22	$10,001	$10,017
08/22	$9,934	$9,900
09/22	$9,267	$9,299
10/22	$9,312	$9,306
11/22	$10,062	$9,953
12/22	$10,078	$9,991
01/23	$10,462	$10,302
02/23	$10,155	$10,075
03/23	$10,267	$10,215
04/23	$10,266	$10,267
05/23	$10,183	$10,176
06/23	$10,411	$10,372
07/23	$10,606	$10,539
08/23	$10,419	$10,392
09/23	$10,149	$10,099
10/23	$10,081	$9,953
11/23	$10,669	$10,529
12/23	$11,166	$11,035
01/24	$11,044	$10,905
02/24	$11,144	$10,980
03/24	$11,340	$11,189
04/24	$11,135	$10,965
05/24	$11,353	$11,164
06/24	$11,377	$11,238
07/24	$11,634	$11,443
08/24	$11,881	$11,710
09/24	$12,103	$11,920
10/24	$11,884	$11,706
11/24	$12,047	$11,845
12/24	$11,871	$11,668
01/25	$12,040	$11,811
02/25	$12,269	$12,006
03/25	$12,153	$11,941
04/25	$12,100	$11,931
05/25	$12,227	$12,033
06/25	$12,498	$12,307
07/25	$12,645	$12,452
08/25	$12,832	$12,643
09/25	$13,007	$12,847
10/25	$13,291	$13,130
11/25	$13,338	$13,169
12/25	$13,438	$13,237
01/26	$13,551	$13,311
02/26	$13,716	$13,497
03/26	$13,251	$13,086
04/26	$13,642	$13,417
05/26	$13,765	$13,527
06/26	$13,835	$13,614
07/26	$13,622	$13,404
08/26	$13,721	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	6.93	2.23	3.21
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Columbia Emerging Markets Bond Fund | Institutional 3 Class | ASR141-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Institutional 3 Class | ASR141-17_(10/26) |

Columbia Emerging Markets Bond Fund

Class R | CMBRX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$140	1.36%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | Contribution to the Fund’s performance relative to the benchmark was driven primarily by an allocation to and selection within Ukrainian bonds. Also positively contributing to relative performance was an allocation to and selection within China. Finally, selection within and an allocation to Venezuela was also notably positive for the Fund’s relative performance.

Rates and currency | Local currency allocations contributed to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Security selection within Brazil detracted from the Fund’s performance versus the benchmark. Additionally, the Fund’s underweight exposure to Argentina also negatively impacted the Fund’s overall relative performance. An allocation to Turkey also weighed on the Fund’s relative performance.

Rates and currency | Positions in local rates and index spread negatively impacted the Fund’s relative performance. Additionally, U.S. rates and trading impacts also detracted from the Fund’s overall performance relative to the benchmark.

Columbia Emerging Markets Bond Fund | Class R | ASR141-12_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Emerging Markets Bond Fund Class R ($12,809)	JPMorgan Emerging Markets Bond Index - Global ($13,526)
08/16	$10,000	$10,000
09/16	$10,047	$10,034
10/16	$9,957	$9,887
11/16	$9,497	$9,475
12/16	$9,665	$9,611
01/17	$9,819	$9,749
02/17	$10,035	$9,952
03/17	$10,113	$9,986
04/17	$10,304	$10,149
05/17	$10,396	$10,233
06/17	$10,400	$10,207
07/17	$10,519	$10,274
08/17	$10,700	$10,452
09/17	$10,741	$10,450
10/17	$10,764	$10,469
11/17	$10,778	$10,441
12/17	$10,822	$10,507
01/18	$10,868	$10,487
02/18	$10,703	$10,281
03/18	$10,725	$10,320
04/18	$10,559	$10,169
05/18	$10,344	$10,059
06/18	$10,128	$9,957
07/18	$10,353	$10,163
08/18	$10,036	$9,967
09/18	$10,261	$10,144
10/18	$9,951	$9,917
11/18	$9,838	$9,878
12/18	$9,932	$10,023
01/19	$10,484	$10,465
02/19	$10,563	$10,531
03/19	$10,699	$10,684
04/19	$10,692	$10,696
05/19	$10,685	$10,758
06/19	$11,016	$11,085
07/19	$11,194	$11,213
08/19	$10,956	$11,274
09/19	$10,881	$11,233
10/19	$10,894	$11,275
11/19	$10,887	$11,257
12/19	$11,075	$11,468
01/20	$11,295	$11,667
02/20	$11,219	$11,573
03/20	$9,549	$10,120
04/20	$9,872	$10,342
05/20	$10,452	$10,935
06/20	$10,767	$11,254
07/20	$11,192	$11,670
08/20	$11,290	$11,704
09/20	$11,093	$11,511
10/20	$11,126	$11,497
11/20	$11,622	$11,928
12/20	$11,878	$12,142
01/21	$11,710	$11,995
02/21	$11,472	$11,687
03/21	$11,293	$11,566
04/21	$11,530	$11,787
05/21	$11,645	$11,915
06/21	$11,721	$12,021
07/21	$11,781	$12,086
08/21	$11,872	$12,196
09/21	$11,649	$11,957
10/21	$11,613	$11,964
11/21	$11,352	$11,791
12/21	$11,535	$11,959
01/22	$11,183	$11,613
02/22	$10,543	$10,974
03/22	$10,506	$10,851
04/22	$9,924	$10,257
05/22	$9,958	$10,276
06/22	$9,298	$9,707
07/22	$9,597	$10,017
08/22	$9,527	$9,900
09/22	$8,881	$9,299
10/22	$8,919	$9,306
11/22	$9,633	$9,953
12/22	$9,654	$9,991
01/23	$10,005	$10,302
02/23	$9,716	$10,075
03/23	$9,818	$10,215
04/23	$9,810	$10,267
05/23	$9,726	$10,176
06/23	$9,927	$10,372
07/23	$10,107	$10,539
08/23	$9,933	$10,392
09/23	$9,670	$10,099
10/23	$9,588	$9,953
11/23	$10,155	$10,529
12/23	$10,611	$11,035
01/24	$10,489	$10,905
02/24	$10,578	$10,980
03/24	$10,770	$11,189
04/24	$10,557	$10,965
05/24	$10,758	$11,164
06/24	$10,787	$11,238
07/24	$11,013	$11,443
08/24	$11,241	$11,710
09/24	$11,444	$11,920
10/24	$11,231	$11,706
11/24	$11,379	$11,845
12/24	$11,205	$11,668
01/25	$11,371	$11,811
02/25	$11,569	$12,006
03/25	$11,454	$11,941
04/25	$11,397	$11,931
05/25	$11,510	$12,033
06/25	$11,759	$12,307
07/25	$11,891	$12,452
08/25	$12,060	$12,643
09/25	$12,218	$12,847
10/25	$12,478	$13,130
11/25	$12,515	$13,169
12/25	$12,602	$13,237
01/26	$12,701	$13,311
02/26	$12,849	$13,497
03/26	$12,406	$13,086
04/26	$12,753	$13,417
05/26	$12,873	$13,527
06/26	$12,931	$13,614
07/26	$12,724	$13,404
08/26	$12,809	$13,526
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	6.22	1.53	2.51
JPMorgan Emerging Markets Bond Index - Global	6.99	2.09	3.07

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$356,380,433
Total number of portfolio holdings	165
Management services fees (represents 0.60% of Fund average net assets)	$2,137,317
Portfolio turnover for the reporting period	46%

Columbia Emerging Markets Bond Fund | Class R | ASR141-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Mexico	8.8%
Saudi Arabia	7.6%
Indonesia	7.5%
Turkey	5.3%
United Arab Emirates	5.1%
Hungary	4.1%
Colombia	3.9%
Romania	3.9%
Chile	3.8%
United States	3.7%
Other	45.7%

Top Holdings

Table Summary
Romanian Government International Bond 3.625% 03/27/2032	3.9%
Perusahaan Penerbit SBSN Indonesia III 4.700% 06/06/2032	3.8%
Mexico Government International Bond 3.500% 02/12/2034	3.3%
Argentine Republic Government International Bond 2.750% 07/09/2035	2.5%
Saudi Government International Bond 5.625% 01/13/2035	2.2%
Chile Government International Bond 4.950% 01/05/2036	2.0%
DP World PLC 6.850% 07/02/2037	1.9%
Colombian TES 11.750% 01/24/2035	1.9%
Petroleos de Venezuela SA 0.000% 05/16/2024	1.9%
Hungary Government International Bond 2.125% 09/22/2031	1.4%

Asset Categories

Table Summary
Foreign Government Obligations	88.8%
Corporate Bonds & Notes	6.9%
Money Market Funds	3.7%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund | Class R | ASR141-12_(10/26) |

Columbia Integrated Small Cap Growth Fund

Class A | ISGDX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$137	1.20%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection contributed meaningfully to Fund performance relative to the benchmark across most sectors. Stock selection within the communication services, industrials and consumer discretionary sectors generated the largest positive contributions.

Allocations | From a sector allocation perspective, the Fund benefited from underweight positions in the consumer staples and utilities sectors.

Individual holdings | Overweight positions in Bandwidth, Revolution Medicines, and Planet Labs PBC were among the largest contributors to relative performance. These investments benefited from strong company-specific fundamentals and favorable market reception during the period.

Top Performance Detractors

Stock selection | Security selection detracted from Fund performance relative to the benchmark in only two sectors - consumer staples and health care.

Allocations | Overweight exposures to the consumer discretionary, industrials and financials sectors detracted from relative performance.

Individual holdings | Overweight positions in Vital Farms and Phreesia were the most significant individual detractors from the Fund’s relative performance.

Columbia Integrated Small Cap Growth Fund | Class A | ASR318-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Integrated Small Cap Growth Fund Class A (including sales charges) ($28,025)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$9,427	$10,000	$10,000
09/16	$9,493	$10,016	$10,144
10/16	$8,743	$9,799	$9,514
11/16	$9,540	$10,238	$10,365
12/16	$9,771	$10,437	$10,506
01/17	$9,995	$10,634	$10,677
02/17	$10,180	$11,029	$10,939
03/17	$10,263	$11,037	$11,068
04/17	$10,414	$11,154	$11,272
05/17	$10,406	$11,268	$11,169
06/17	$10,716	$11,370	$11,554
07/17	$10,827	$11,584	$11,652
08/17	$10,745	$11,606	$11,639
09/17	$11,272	$11,889	$12,272
10/17	$11,424	$12,149	$12,462
11/17	$11,687	$12,518	$12,820
12/17	$11,734	$12,643	$12,835
01/18	$12,172	$13,309	$13,335
02/18	$11,760	$12,819	$12,956
03/18	$11,864	$12,561	$13,130
04/18	$11,956	$12,609	$13,143
05/18	$12,761	$12,965	$13,970
06/18	$12,853	$13,050	$14,080
07/18	$13,239	$13,483	$14,322
08/18	$14,135	$13,956	$15,213
09/18	$13,860	$13,979	$14,857
10/18	$12,067	$12,950	$12,977
11/18	$12,093	$13,209	$13,180
12/18	$10,695	$11,980	$11,640
01/19	$11,995	$13,008	$12,985
02/19	$12,483	$13,466	$13,823
03/19	$12,328	$13,662	$13,636
04/19	$12,398	$14,208	$14,051
05/19	$11,392	$13,289	$13,009
06/19	$12,313	$14,222	$14,011
07/19	$12,506	$14,433	$14,148
08/19	$11,856	$14,139	$13,537
09/19	$11,980	$14,387	$13,426
10/19	$12,320	$14,697	$13,808
11/19	$12,994	$15,256	$14,621
12/19	$13,214	$15,696	$14,956
01/20	$12,852	$15,679	$14,791
02/20	$11,953	$14,395	$13,723
03/20	$9,747	$12,416	$11,103
04/20	$11,094	$14,060	$12,756
05/20	$11,701	$14,812	$13,962
06/20	$12,072	$15,151	$14,498
07/20	$12,734	$16,011	$14,996
08/20	$13,113	$17,171	$15,876
09/20	$12,711	$16,546	$15,536
10/20	$13,010	$16,188	$15,654
11/20	$14,988	$18,158	$18,414
12/20	$16,395	$18,975	$20,135
01/21	$16,984	$18,890	$21,106
02/21	$18,188	$19,481	$21,803
03/21	$17,836	$20,179	$21,117
04/21	$18,384	$21,219	$21,578
05/21	$18,179	$21,316	$20,961
06/21	$18,854	$21,842	$21,944
07/21	$18,584	$22,211	$21,145
08/21	$18,993	$22,845	$21,529
09/21	$18,248	$21,820	$20,704
10/21	$19,214	$23,295	$21,673
11/21	$18,404	$22,941	$20,615
12/21	$18,786	$23,844	$20,706
01/22	$16,682	$22,441	$17,931
02/22	$16,621	$21,876	$18,009
03/22	$16,756	$22,585	$18,092
04/22	$14,684	$20,558	$15,872
05/22	$14,341	$20,531	$15,572
06/22	$13,532	$18,813	$14,608
07/22	$14,991	$20,578	$16,244
08/22	$14,353	$19,810	$16,091
09/22	$13,213	$17,973	$14,644
10/22	$14,365	$19,447	$16,033
11/22	$14,660	$20,462	$16,295
12/22	$13,935	$19,264	$15,249
01/23	$15,383	$20,591	$16,765
02/23	$15,319	$20,110	$16,584
03/23	$15,112	$20,647	$16,175
04/23	$14,724	$20,867	$15,987
05/23	$14,595	$20,949	$15,990
06/23	$15,849	$22,379	$17,315
07/23	$16,404	$23,181	$18,125
08/23	$15,629	$22,734	$17,181
09/23	$14,789	$21,651	$16,048
10/23	$13,651	$21,077	$14,810
11/23	$14,892	$23,042	$16,159
12/23	$16,404	$24,265	$18,094
01/24	$15,861	$24,534	$17,514
02/24	$17,141	$25,862	$18,936
03/24	$17,529	$26,696	$19,466
04/24	$16,236	$25,521	$17,967
05/24	$17,115	$26,727	$18,929
06/24	$16,973	$27,554	$18,897
07/24	$18,343	$28,066	$20,444
08/24	$18,279	$28,677	$20,218
09/24	$18,473	$29,271	$20,487
10/24	$18,641	$29,056	$20,215
11/24	$21,071	$30,989	$22,693
12/24	$19,531	$30,041	$20,836
01/25	$20,624	$30,990	$21,494
02/25	$19,221	$30,396	$20,039
03/25	$17,463	$28,623	$18,520
04/25	$17,581	$28,431	$18,401
05/25	$19,117	$30,233	$19,582
06/25	$20,166	$31,769	$20,736
07/25	$20,388	$32,469	$21,089
08/25	$21,703	$33,220	$22,336
09/25	$22,294	$34,366	$23,264
10/25	$22,722	$35,103	$24,017
11/25	$23,269	$35,199	$23,853
12/25	$23,243	$35,192	$23,547
01/26	$23,737	$35,738	$24,483
02/26	$23,331	$35,568	$24,424
03/26	$22,325	$33,800	$22,886
04/26	$25,890	$37,248	$26,248
05/26	$27,267	$39,135	$27,781
06/26	$28,837	$39,015	$28,769
07/26	$27,372	$38,833	$27,083
08/26	$28,025	$39,898	$27,528
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)Footnote Reference(b)	29.13	8.09	11.51
Class A (including sales charges)Footnote Reference(a)Footnote Reference(b)	21.68	6.81	10.86
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66
Footnote	Description
Footnote(a)	The returns shown for periods prior to May 31, 2017 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Class A shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$33,423,918
Total number of portfolio holdings	154
Management services fees (represents 0.85% of Fund average net assets)	$253,293
Portfolio turnover for the reporting period	110%

Columbia Integrated Small Cap Growth Fund | Class A | ASR318-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	30.8%
Information Technology	16.9%
Industrials	13.9%
Financials	11.7%
Consumer Discretionary	10.3%
Energy	7.0%
Materials	5.1%
Real Estate	1.7%
Communication Services	1.6%
Consumer Staples	0.2%

Top Holdings

Table Summary
Bowman Consulting Group Ltd.	2.0%
AtriCure, Inc.	1.8%
Remitly Global, Inc.	1.7%
Par Pacific Holdings, Inc.	1.7%
Freshworks, Inc., Class A	1.7%
Vertex, Inc., Class A	1.6%
Acadian Asset Management, Inc.	1.6%
SSR Mining, Inc.	1.6%
Steven Madden Ltd.	1.4%
Revolution Medicines, Inc.	1.4%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Small Cap Growth Fund | Class A | ASR318-01_(10/26) |

Columbia Integrated Small Cap Growth Fund

Institutional Class | ISGNX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Integrated Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$114	0.99%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Security selection contributed meaningfully to Fund performance relative to the benchmark across most sectors. Stock selection within the communication services, industrials and consumer discretionary sectors generated the largest positive contributions.

Allocations | From a sector allocation perspective, the Fund benefited from underweight positions in the consumer staples and utilities sectors.

Individual holdings | Overweight positions in Bandwidth, Revolution Medicines, and Planet Labs PBC were among the largest contributors to relative performance. These investments benefited from strong company-specific fundamentals and favorable market reception during the period.

Top Performance Detractors

Stock selection | Security selection detracted from Fund performance relative to the benchmark in only two sectors - consumer staples and health care.

Allocations | Overweight exposures to the consumer discretionary, industrials and financials sectors detracted from relative performance.

Individual holdings | Overweight positions in Vital Farms and Phreesia were the most significant individual detractors from the Fund’s relative performance.

Columbia Integrated Small Cap Growth Fund | Institutional Class | ASR318-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Integrated Small Cap Growth Fund Institutional Class ($30,412)	Russell 3000® Index ($39,898)	Russell 2000® Growth Index ($27,528)
08/16	$10,000	$10,000	$10,000
09/16	$10,072	$10,016	$10,144
10/16	$9,278	$9,799	$9,514
11/16	$10,126	$10,238	$10,365
12/16	$10,373	$10,437	$10,506
01/17	$10,614	$10,634	$10,677
02/17	$10,812	$11,029	$10,939
03/17	$10,903	$11,037	$11,068
04/17	$11,065	$11,154	$11,272
05/17	$11,059	$11,268	$11,169
06/17	$11,390	$11,370	$11,554
07/17	$11,516	$11,584	$11,652
08/17	$11,432	$11,606	$11,639
09/17	$11,992	$11,889	$12,272
10/17	$12,160	$12,149	$12,462
11/17	$12,443	$12,518	$12,820
12/17	$12,497	$12,643	$12,835
01/18	$12,966	$13,309	$13,335
02/18	$12,524	$12,819	$12,956
03/18	$12,638	$12,561	$13,130
04/18	$12,738	$12,609	$13,143
05/18	$13,603	$12,965	$13,970
06/18	$13,704	$13,050	$14,080
07/18	$14,113	$13,483	$14,322
08/18	$15,071	$13,956	$15,213
09/18	$14,783	$13,979	$14,857
10/18	$12,872	$12,950	$12,977
11/18	$12,906	$13,209	$13,180
12/18	$11,420	$11,980	$11,640
01/19	$12,805	$13,008	$12,985
02/19	$13,325	$13,466	$13,823
03/19	$13,167	$13,662	$13,636
04/19	$13,246	$14,208	$14,051
05/19	$12,168	$13,289	$13,009
06/19	$13,159	$14,222	$14,011
07/19	$13,372	$14,433	$14,148
08/19	$12,671	$14,139	$13,537
09/19	$12,813	$14,387	$13,426
10/19	$13,175	$14,697	$13,808
11/19	$13,907	$15,256	$14,621
12/19	$14,139	$15,696	$14,956
01/20	$13,755	$15,679	$14,791
02/20	$12,794	$14,395	$13,723
03/20	$10,440	$12,416	$11,103
04/20	$11,881	$14,060	$12,756
05/20	$12,538	$14,812	$13,962
06/20	$12,931	$15,151	$14,498
07/20	$13,643	$16,011	$14,996
08/20	$14,052	$17,171	$15,876
09/20	$13,627	$16,546	$15,536
10/20	$13,948	$16,188	$15,654
11/20	$16,069	$18,158	$18,414
12/20	$17,587	$18,975	$20,135
01/21	$18,218	$18,890	$21,106
02/21	$19,521	$19,481	$21,803
03/21	$19,147	$20,179	$21,117
04/21	$19,745	$21,219	$21,578
05/21	$19,529	$21,316	$20,961
06/21	$20,255	$21,842	$21,944
07/21	$19,964	$22,211	$21,145
08/21	$20,413	$22,845	$21,529
09/21	$19,616	$21,820	$20,704
10/21	$20,662	$23,295	$21,673
11/21	$19,782	$22,941	$20,615
12/21	$20,213	$23,844	$20,706
01/22	$17,951	$22,441	$17,931
02/22	$17,880	$21,876	$18,009
03/22	$18,035	$22,585	$18,092
04/22	$15,813	$20,558	$15,872
05/22	$15,443	$20,531	$15,572
06/22	$14,583	$18,813	$14,608
07/22	$16,148	$20,578	$16,244
08/22	$15,455	$19,810	$16,091
09/22	$14,249	$17,973	$14,644
10/22	$15,491	$19,447	$16,033
11/22	$15,801	$20,462	$16,295
12/22	$15,024	$19,264	$15,249
01/23	$16,590	$20,591	$16,765
02/23	$16,515	$20,110	$16,584
03/23	$16,289	$20,647	$16,175
04/23	$15,888	$20,867	$15,987
05/23	$15,751	$20,949	$15,990
06/23	$17,104	$22,379	$17,315
07/23	$17,705	$23,181	$18,125
08/23	$16,878	$22,734	$17,181
09/23	$15,964	$21,651	$16,048
10/23	$14,748	$21,077	$14,810
11/23	$16,076	$23,042	$16,159
12/23	$17,718	$24,265	$18,094
01/24	$17,129	$24,534	$17,514
02/24	$18,520	$25,862	$18,936
03/24	$18,946	$26,696	$19,466
04/24	$17,555	$25,521	$17,967
05/24	$18,495	$26,727	$18,929
06/24	$18,332	$27,554	$18,897
07/24	$19,810	$28,066	$20,444
08/24	$19,748	$28,677	$20,218
09/24	$19,973	$29,271	$20,487
10/24	$20,149	$29,056	$20,215
11/24	$22,780	$30,989	$22,693
12/24	$21,112	$30,041	$20,836
01/25	$22,298	$30,990	$21,494
02/25	$20,788	$30,396	$20,039
03/25	$18,897	$28,623	$18,520
04/25	$19,024	$28,431	$18,401
05/25	$20,689	$30,233	$19,582
06/25	$21,832	$31,769	$20,736
07/25	$22,072	$32,469	$21,089
08/25	$23,511	$33,220	$22,336
09/25	$24,147	$34,366	$23,264
10/25	$24,612	$35,103	$24,017
11/25	$25,219	$35,199	$23,853
12/25	$25,178	$35,192	$23,547
01/26	$25,723	$35,738	$24,483
02/26	$25,293	$35,568	$24,424
03/26	$24,220	$33,800	$22,886
04/26	$28,067	$37,248	$26,248
05/26	$29,569	$39,135	$27,781
06/26	$31,287	$39,015	$28,769
07/26	$29,685	$38,833	$27,083
08/26	$30,412	$39,898	$27,528
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	29.35	8.30	11.76
Russell 3000® Index	20.10	11.80	14.84
Russell 2000® Growth Index	23.25	5.04	10.66
Footnote	Description
Footnote(a)	The returns shown for periods prior to January 26, 2022 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Small-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$33,423,918
Total number of portfolio holdings	154
Management services fees (represents 0.85% of Fund average net assets)	$253,293
Portfolio turnover for the reporting period	110%

Columbia Integrated Small Cap Growth Fund | Institutional Class | ASR318-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Health Care	30.8%
Information Technology	16.9%
Industrials	13.9%
Financials	11.7%
Consumer Discretionary	10.3%
Energy	7.0%
Materials	5.1%
Real Estate	1.7%
Communication Services	1.6%
Consumer Staples	0.2%

Top Holdings

Table Summary
Bowman Consulting Group Ltd.	2.0%
AtriCure, Inc.	1.8%
Remitly Global, Inc.	1.7%
Par Pacific Holdings, Inc.	1.7%
Freshworks, Inc., Class A	1.7%
Vertex, Inc., Class A	1.6%
Acadian Asset Management, Inc.	1.6%
SSR Mining, Inc.	1.6%
Steven Madden Ltd.	1.4%
Revolution Medicines, Inc.	1.4%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Small Cap Growth Fund | Institutional Class | ASR318-08_(10/26) |

Columbia Pyrford International Stock Fund

Class A | PISDX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$125	1.16%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Columbia Pyrford International Stock Fund | Class A | ASR319-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Pyrford International Stock Fund Class A (including sales charges) ($19,211)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$9,427	$10,000	$10,000
09/16	$9,528	$10,123	$10,123
10/16	$9,195	$9,916	$9,978
11/16	$8,940	$9,718	$9,747
12/16	$9,172	$10,051	$9,996
01/17	$9,378	$10,342	$10,350
02/17	$9,544	$10,490	$10,515
03/17	$9,797	$10,779	$10,782
04/17	$10,018	$11,053	$11,013
05/17	$10,406	$11,459	$11,370
06/17	$10,263	$11,439	$11,405
07/17	$10,413	$11,768	$11,826
08/17	$10,406	$11,764	$11,888
09/17	$10,508	$12,057	$12,108
10/17	$10,595	$12,240	$12,336
11/17	$10,738	$12,368	$12,436
12/17	$10,840	$12,567	$12,714
01/18	$11,267	$13,197	$13,423
02/18	$10,666	$12,601	$12,790
03/18	$10,666	$12,374	$12,564
04/18	$10,682	$12,657	$12,765
05/18	$10,429	$12,372	$12,470
06/18	$10,374	$12,221	$12,236
07/18	$10,674	$12,522	$12,528
08/18	$10,619	$12,280	$12,266
09/18	$10,706	$12,387	$12,322
10/18	$10,089	$11,401	$11,320
11/18	$10,058	$11,386	$11,427
12/18	$9,681	$10,834	$10,910
01/19	$10,241	$11,546	$11,734
02/19	$10,452	$11,840	$11,963
03/19	$10,582	$11,915	$12,034
04/19	$10,761	$12,250	$12,352
05/19	$10,363	$11,661	$11,689
06/19	$10,948	$12,353	$12,393
07/19	$10,769	$12,196	$12,243
08/19	$10,623	$11,880	$11,865
09/19	$10,810	$12,221	$12,170
10/19	$11,224	$12,660	$12,595
11/19	$11,329	$12,803	$12,706
12/19	$11,713	$13,219	$13,256
01/20	$11,521	$12,943	$12,900
02/20	$10,590	$11,773	$11,881
03/20	$9,493	$10,201	$10,160
04/20	$10,100	$10,860	$10,930
05/20	$10,349	$11,333	$11,288
06/20	$10,615	$11,719	$11,798
07/20	$10,981	$11,992	$12,324
08/20	$11,272	$12,609	$12,852
09/20	$10,906	$12,281	$12,536
10/20	$10,449	$11,791	$12,266
11/20	$11,629	$13,619	$13,916
12/20	$12,112	$14,252	$14,668
01/21	$11,960	$14,100	$14,700
02/21	$11,926	$14,416	$14,991
03/21	$12,357	$14,748	$15,181
04/21	$12,619	$15,192	$15,628
05/21	$13,109	$15,687	$16,117
06/21	$12,932	$15,510	$16,012
07/21	$12,966	$15,627	$15,748
08/21	$13,169	$15,903	$16,048
09/21	$12,653	$15,441	$15,534
10/21	$12,881	$15,821	$15,905
11/21	$12,391	$15,085	$15,188
12/21	$12,925	$15,857	$15,816
01/22	$12,751	$15,091	$15,233
02/22	$12,655	$14,824	$14,932
03/22	$12,603	$14,919	$14,956
04/22	$12,202	$13,954	$14,016
05/22	$12,307	$14,059	$14,117
06/22	$11,575	$12,754	$12,903
07/22	$11,802	$13,390	$13,344
08/22	$11,218	$12,754	$12,915
09/22	$10,303	$11,561	$11,624
10/22	$10,756	$12,182	$11,972
11/22	$11,976	$13,555	$13,385
12/22	$11,890	$13,565	$13,285
01/23	$12,520	$14,664	$14,363
02/23	$12,250	$14,358	$13,858
03/23	$12,700	$14,714	$14,197
04/23	$13,223	$15,129	$14,444
05/23	$12,610	$14,489	$13,919
06/23	$13,025	$15,148	$14,543
07/23	$13,250	$15,639	$15,134
08/23	$12,836	$15,039	$14,451
09/23	$12,475	$14,526	$13,994
10/23	$12,106	$13,937	$13,417
11/23	$12,953	$15,230	$14,625
12/23	$13,555	$16,040	$15,360
01/24	$13,441	$16,132	$15,207
02/24	$13,488	$16,427	$15,592
03/24	$13,753	$16,967	$16,079
04/24	$13,498	$16,533	$15,791
05/24	$13,961	$17,173	$16,249
06/24	$13,763	$16,896	$16,234
07/24	$14,434	$17,392	$16,610
08/24	$15,039	$17,957	$17,083
09/24	$15,313	$18,123	$17,543
10/24	$14,472	$17,138	$16,682
11/24	$14,330	$17,040	$16,531
12/24	$13,941	$16,653	$16,210
01/25	$14,373	$17,528	$16,863
02/25	$14,640	$17,868	$17,097
03/25	$14,907	$17,796	$17,058
04/25	$15,431	$18,611	$17,674
05/25	$15,934	$19,462	$18,484
06/25	$16,243	$19,891	$19,111
07/25	$16,017	$19,612	$19,056
08/25	$16,602	$20,448	$19,717
09/25	$16,654	$20,839	$20,427
10/25	$16,695	$21,085	$20,840
11/25	$16,910	$21,216	$20,835
12/25	$17,208	$21,852	$21,459
01/26	$17,929	$22,992	$22,743
02/26	$19,051	$24,056	$23,885
03/26	$17,585	$21,581	$21,308
04/26	$18,398	$23,189	$23,364
05/26	$18,536	$23,900	$24,541
06/26	$18,433	$23,916	$24,396
07/26	$19,062	$24,384	$24,480
08/26	$19,211	$24,869	$25,109
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	15.71	7.85	7.38
Class A (including sales charges)Footnote Reference(a)	9.03	6.58	6.75
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
Footnote	Description
Footnote(a)	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Columbia Pyrford International Stock Fund | Class A | ASR319-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Class A | ASR319-01_(10/26) |

Columbia Pyrford International Stock Fund

Institutional Class | PISLX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$98	0.91%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Columbia Pyrford International Stock Fund | Institutional Class | ASR319-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Pyrford International Stock Fund Institutional Class ($20,886)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$10,000	$10,000	$10,000
09/16	$10,106	$10,123	$10,123
10/16	$9,755	$9,916	$9,978
11/16	$9,484	$9,718	$9,747
12/16	$9,736	$10,051	$9,996
01/17	$9,962	$10,342	$10,350
02/17	$10,138	$10,490	$10,515
03/17	$10,406	$10,779	$10,782
04/17	$10,649	$11,053	$11,013
05/17	$11,060	$11,459	$11,370
06/17	$10,909	$11,439	$11,405
07/17	$11,076	$11,768	$11,826
08/17	$11,068	$11,764	$11,888
09/17	$11,177	$12,057	$12,108
10/17	$11,277	$12,240	$12,336
11/17	$11,437	$12,368	$12,436
12/17	$11,542	$12,567	$12,714
01/18	$11,997	$13,197	$13,423
02/18	$11,361	$12,601	$12,790
03/18	$11,361	$12,374	$12,564
04/18	$11,387	$12,657	$12,765
05/18	$11,121	$12,372	$12,470
06/18	$11,061	$12,221	$12,236
07/18	$11,379	$12,522	$12,528
08/18	$11,327	$12,280	$12,266
09/18	$11,422	$12,387	$12,322
10/18	$10,760	$11,401	$11,320
11/18	$10,734	$11,386	$11,427
12/18	$10,329	$10,834	$10,910
01/19	$10,939	$11,546	$11,734
02/19	$11,169	$11,840	$11,963
03/19	$11,302	$11,915	$12,034
04/19	$11,497	$12,250	$12,352
05/19	$11,072	$11,661	$11,689
06/19	$11,700	$12,353	$12,393
07/19	$11,514	$12,196	$12,243
08/19	$11,355	$11,880	$11,865
09/19	$11,567	$12,221	$12,170
10/19	$12,010	$12,660	$12,595
11/19	$12,125	$12,803	$12,706
12/19	$12,534	$13,219	$13,256
01/20	$12,334	$12,943	$12,900
02/20	$11,344	$11,773	$11,881
03/20	$10,162	$10,201	$10,160
04/20	$10,817	$10,860	$10,930
05/20	$11,089	$11,333	$11,288
06/20	$11,380	$11,719	$11,798
07/20	$11,762	$11,992	$12,324
08/20	$12,080	$12,609	$12,852
09/20	$11,698	$12,281	$12,536
10/20	$11,207	$11,791	$12,266
11/20	$12,480	$13,619	$13,916
12/20	$12,994	$14,252	$14,668
01/21	$12,837	$14,100	$14,700
02/21	$12,799	$14,416	$14,991
03/21	$13,273	$14,748	$15,181
04/21	$13,552	$15,192	$15,628
05/21	$14,081	$15,687	$16,117
06/21	$13,895	$15,510	$16,012
07/21	$13,933	$15,627	$15,748
08/21	$14,156	$15,903	$16,048
09/21	$13,598	$15,441	$15,534
10/21	$13,849	$15,821	$15,905
11/21	$13,329	$15,085	$15,188
12/21	$13,905	$15,857	$15,816
01/22	$13,721	$15,091	$15,233
02/22	$13,623	$14,824	$14,932
03/22	$13,565	$14,919	$14,956
04/22	$13,138	$13,954	$14,016
05/22	$13,254	$14,059	$14,117
06/22	$12,468	$12,754	$12,903
07/22	$12,711	$13,390	$13,344
08/22	$12,089	$12,754	$12,915
09/22	$11,108	$11,561	$11,624
10/22	$11,604	$12,182	$11,972
11/22	$12,924	$13,555	$13,385
12/22	$12,825	$13,565	$13,285
01/23	$13,510	$14,664	$14,363
02/23	$13,218	$14,358	$13,858
03/23	$13,711	$14,714	$14,197
04/23	$14,276	$15,129	$14,444
05/23	$13,621	$14,489	$13,919
06/23	$14,064	$15,148	$14,543
07/23	$14,316	$15,639	$15,134
08/23	$13,873	$15,039	$14,451
09/23	$13,490	$14,526	$13,994
10/23	$13,087	$13,937	$13,417
11/23	$14,004	$15,230	$14,625
12/23	$14,663	$16,040	$15,360
01/24	$14,536	$16,132	$15,207
02/24	$14,599	$16,427	$15,592
03/24	$14,876	$16,967	$16,079
04/24	$14,610	$16,533	$15,791
05/24	$15,109	$17,173	$16,249
06/24	$14,907	$16,896	$16,234
07/24	$15,630	$17,392	$16,610
08/24	$16,267	$17,957	$17,083
09/24	$16,565	$18,123	$17,543
10/24	$15,662	$17,138	$16,682
11/24	$15,502	$17,040	$16,531
12/24	$15,082	$16,653	$16,210
01/25	$15,570	$17,528	$16,863
02/25	$15,861	$17,868	$17,097
03/25	$16,151	$17,796	$17,058
04/25	$16,721	$18,611	$17,674
05/25	$17,267	$19,462	$18,484
06/25	$17,604	$19,891	$19,111
07/25	$17,372	$19,612	$19,056
08/25	$17,999	$20,448	$19,717
09/25	$18,057	$20,839	$20,427
10/25	$18,115	$21,085	$20,840
11/25	$18,348	$21,216	$20,835
12/25	$18,668	$21,852	$21,459
01/26	$19,464	$22,992	$22,743
02/26	$20,677	$24,056	$23,885
03/26	$19,098	$21,581	$21,308
04/26	$19,985	$23,189	$23,364
05/26	$20,129	$23,900	$24,541
06/26	$20,025	$23,916	$24,396
07/26	$20,716	$24,384	$24,480
08/26	$20,886	$24,869	$25,109
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	16.04	8.09	7.64
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
Footnote	Description
Footnote(a)	The returns shown for periods prior to December 15, 2021 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Columbia Pyrford International Stock Fund | Institutional Class | ASR319-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Institutional Class | ASR319-08_(10/26) |

Columbia Pyrford International Stock Fund

Institutional 2 Class | PISOX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$88	0.81%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Columbia Pyrford International Stock Fund | Institutional 2 Class | ASR319-15_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Pyrford International Stock Fund Institutional 2 Class ($20,980)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$10,000	$10,000	$10,000
09/16	$10,106	$10,123	$10,123
10/16	$9,755	$9,916	$9,978
11/16	$9,484	$9,718	$9,747
12/16	$9,736	$10,051	$9,996
01/17	$9,962	$10,342	$10,350
02/17	$10,138	$10,490	$10,515
03/17	$10,406	$10,779	$10,782
04/17	$10,649	$11,053	$11,013
05/17	$11,060	$11,459	$11,370
06/17	$10,909	$11,439	$11,405
07/17	$11,076	$11,768	$11,826
08/17	$11,068	$11,764	$11,888
09/17	$11,177	$12,057	$12,108
10/17	$11,277	$12,240	$12,336
11/17	$11,437	$12,368	$12,436
12/17	$11,542	$12,567	$12,714
01/18	$11,997	$13,197	$13,423
02/18	$11,361	$12,601	$12,790
03/18	$11,361	$12,374	$12,564
04/18	$11,387	$12,657	$12,765
05/18	$11,121	$12,372	$12,470
06/18	$11,061	$12,221	$12,236
07/18	$11,379	$12,522	$12,528
08/18	$11,327	$12,280	$12,266
09/18	$11,422	$12,387	$12,322
10/18	$10,760	$11,401	$11,320
11/18	$10,734	$11,386	$11,427
12/18	$10,329	$10,834	$10,910
01/19	$10,939	$11,546	$11,734
02/19	$11,169	$11,840	$11,963
03/19	$11,302	$11,915	$12,034
04/19	$11,497	$12,250	$12,352
05/19	$11,072	$11,661	$11,689
06/19	$11,700	$12,353	$12,393
07/19	$11,514	$12,196	$12,243
08/19	$11,355	$11,880	$11,865
09/19	$11,567	$12,221	$12,170
10/19	$12,010	$12,660	$12,595
11/19	$12,125	$12,803	$12,706
12/19	$12,534	$13,219	$13,256
01/20	$12,334	$12,943	$12,900
02/20	$11,344	$11,773	$11,881
03/20	$10,162	$10,201	$10,160
04/20	$10,817	$10,860	$10,930
05/20	$11,089	$11,333	$11,288
06/20	$11,380	$11,719	$11,798
07/20	$11,762	$11,992	$12,324
08/20	$12,080	$12,609	$12,852
09/20	$11,698	$12,281	$12,536
10/20	$11,207	$11,791	$12,266
11/20	$12,480	$13,619	$13,916
12/20	$12,994	$14,252	$14,668
01/21	$12,837	$14,100	$14,700
02/21	$12,799	$14,416	$14,991
03/21	$13,273	$14,748	$15,181
04/21	$13,552	$15,192	$15,628
05/21	$14,081	$15,687	$16,117
06/21	$13,895	$15,510	$16,012
07/21	$13,933	$15,627	$15,748
08/21	$14,156	$15,903	$16,048
09/21	$13,598	$15,441	$15,534
10/21	$13,849	$15,821	$15,905
11/21	$13,329	$15,085	$15,188
12/21	$13,905	$15,857	$15,816
01/22	$13,730	$15,091	$15,233
02/22	$13,623	$14,824	$14,932
03/22	$13,565	$14,919	$14,956
04/22	$13,138	$13,954	$14,016
05/22	$13,264	$14,059	$14,117
06/22	$12,468	$12,754	$12,903
07/22	$12,711	$13,390	$13,344
08/22	$12,089	$12,754	$12,915
09/22	$11,108	$11,561	$11,624
10/22	$11,604	$12,182	$11,972
11/22	$12,924	$13,555	$13,385
12/22	$12,829	$13,565	$13,285
01/23	$13,524	$14,664	$14,363
02/23	$13,232	$14,358	$13,858
03/23	$13,716	$14,714	$14,197
04/23	$14,291	$15,129	$14,444
05/23	$13,625	$14,489	$13,919
06/23	$14,079	$15,148	$14,543
07/23	$14,331	$15,639	$15,134
08/23	$13,888	$15,039	$14,451
09/23	$13,504	$14,526	$13,994
10/23	$13,101	$13,937	$13,417
11/23	$14,029	$15,230	$14,625
12/23	$14,682	$16,040	$15,360
01/24	$14,564	$16,132	$15,207
02/24	$14,618	$16,427	$15,592
03/24	$14,894	$16,967	$16,079
04/24	$14,628	$16,533	$15,791
05/24	$15,139	$17,173	$16,249
06/24	$14,926	$16,896	$16,234
07/24	$15,661	$17,392	$16,610
08/24	$16,321	$17,957	$17,083
09/24	$16,609	$18,123	$17,543
10/24	$15,704	$17,138	$16,682
11/24	$15,555	$17,040	$16,531
12/24	$15,132	$16,653	$16,210
01/25	$15,609	$17,528	$16,863
02/25	$15,912	$17,868	$17,097
03/25	$16,204	$17,796	$17,058
04/25	$16,774	$18,611	$17,674
05/25	$17,322	$19,462	$18,484
06/25	$17,660	$19,891	$19,111
07/25	$17,427	$19,612	$19,056
08/25	$18,067	$20,448	$19,717
09/25	$18,126	$20,839	$20,427
10/25	$18,184	$21,085	$20,840
11/25	$18,428	$21,216	$20,835
12/25	$18,742	$21,852	$21,459
01/26	$19,540	$22,992	$22,743
02/26	$20,757	$24,056	$23,885
03/26	$19,174	$21,581	$21,308
04/26	$20,077	$23,189	$23,364
05/26	$20,221	$23,900	$24,541
06/26	$20,116	$23,916	$24,396
07/26	$20,810	$24,384	$24,480
08/26	$20,980	$24,869	$25,109
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 ClassFootnote Reference(a)Footnote Reference(b)	16.12	8.19	7.69
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
Footnote	Description
Footnote(a)	The returns shown for periods prior to December 15, 2021 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional 2 Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Columbia Pyrford International Stock Fund | Institutional 2 Class | ASR319-15_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Institutional 2 Class | ASR319-15_(10/26) |

Columbia Pyrford International Stock Fund

Institutional 3 Class | PISQX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$82	0.76%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Columbia Pyrford International Stock Fund | Institutional 3 Class | ASR319-17_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Pyrford International Stock Fund Institutional 3 Class ($21,187)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$10,000	$10,000	$10,000
09/16	$10,114	$10,123	$10,123
10/16	$9,763	$9,916	$9,978
11/16	$9,493	$9,718	$9,747
12/16	$9,743	$10,051	$9,996
01/17	$9,970	$10,342	$10,350
02/17	$10,146	$10,490	$10,515
03/17	$10,414	$10,779	$10,782
04/17	$10,657	$11,053	$11,013
05/17	$11,076	$11,459	$11,370
06/17	$10,925	$11,439	$11,405
07/17	$11,093	$11,768	$11,826
08/17	$11,085	$11,764	$11,888
09/17	$11,202	$12,057	$12,108
10/17	$11,303	$12,240	$12,336
11/17	$11,462	$12,368	$12,436
12/17	$11,566	$12,567	$12,714
01/18	$12,031	$13,197	$13,423
02/18	$11,394	$12,601	$12,790
03/18	$11,394	$12,374	$12,564
04/18	$11,420	$12,657	$12,765
05/18	$11,153	$12,372	$12,470
06/18	$11,101	$12,221	$12,236
07/18	$11,420	$12,522	$12,528
08/18	$11,368	$12,280	$12,266
09/18	$11,463	$12,387	$12,322
10/18	$10,799	$11,401	$11,320
11/18	$10,782	$11,386	$11,427
12/18	$10,370	$10,834	$10,910
01/19	$10,983	$11,546	$11,734
02/19	$11,213	$11,840	$11,963
03/19	$11,347	$11,915	$12,034
04/19	$11,551	$12,250	$12,352
05/19	$11,125	$11,661	$11,689
06/19	$11,755	$12,353	$12,393
07/19	$11,569	$12,196	$12,243
08/19	$11,418	$11,880	$11,865
09/19	$11,622	$12,221	$12,170
10/19	$12,075	$12,660	$12,595
11/19	$12,190	$12,803	$12,706
12/19	$12,603	$13,219	$13,256
01/20	$12,402	$12,943	$12,900
02/20	$11,406	$11,773	$11,881
03/20	$10,227	$10,201	$10,160
04/20	$10,885	$10,860	$10,930
05/20	$11,159	$11,333	$11,288
06/20	$11,452	$11,719	$11,798
07/20	$11,845	$11,992	$12,324
08/20	$12,164	$12,609	$12,852
09/20	$11,781	$12,281	$12,536
10/20	$11,278	$11,791	$12,266
11/20	$12,567	$13,619	$13,916
12/20	$13,092	$14,252	$14,668
01/21	$12,933	$14,100	$14,700
02/21	$12,896	$14,416	$14,991
03/21	$13,373	$14,748	$15,181
04/21	$13,653	$15,192	$15,628
05/21	$14,196	$15,687	$16,117
06/21	$14,009	$15,510	$16,012
07/21	$14,046	$15,627	$15,748
08/21	$14,270	$15,903	$16,048
09/21	$13,709	$15,441	$15,534
10/21	$13,962	$15,821	$15,905
11/21	$13,438	$15,085	$15,188
12/21	$14,016	$15,857	$15,816
01/22	$13,842	$15,091	$15,233
02/22	$13,745	$14,824	$14,932
03/22	$13,687	$14,919	$14,956
04/22	$13,251	$13,954	$14,016
05/22	$13,377	$14,059	$14,117
06/22	$12,574	$12,754	$12,903
07/22	$12,825	$13,390	$13,344
08/22	$12,196	$12,754	$12,915
09/22	$11,209	$11,561	$11,624
10/22	$11,703	$12,182	$11,972
11/22	$13,038	$13,555	$13,385
12/22	$12,943	$13,565	$13,285
01/23	$13,636	$14,664	$14,363
02/23	$13,345	$14,358	$13,858
03/23	$13,837	$14,714	$14,197
04/23	$14,410	$15,129	$14,444
05/23	$13,747	$14,489	$13,919
06/23	$14,199	$15,148	$14,543
07/23	$14,460	$15,639	$15,134
08/23	$14,008	$15,039	$14,451
09/23	$13,616	$14,526	$13,994
10/23	$13,214	$13,937	$13,417
11/23	$14,149	$15,230	$14,625
12/23	$14,810	$16,040	$15,360
01/24	$14,682	$16,132	$15,207
02/24	$14,746	$16,427	$15,592
03/24	$15,032	$16,967	$16,079
04/24	$14,767	$16,533	$15,791
05/24	$15,276	$17,173	$16,249
06/24	$15,064	$16,896	$16,234
07/24	$15,806	$17,392	$16,610
08/24	$16,463	$17,957	$17,083
09/24	$16,760	$18,123	$17,543
10/24	$15,848	$17,138	$16,682
11/24	$15,700	$17,040	$16,531
12/24	$15,278	$16,653	$16,210
01/25	$15,764	$17,528	$16,863
02/25	$16,054	$17,868	$17,097
03/25	$16,356	$17,796	$17,058
04/25	$16,935	$18,611	$17,674
05/25	$17,492	$19,462	$18,484
06/25	$17,828	$19,891	$19,111
07/25	$17,596	$19,612	$19,056
08/25	$18,245	$20,448	$19,717
09/25	$18,303	$20,839	$20,427
10/25	$18,361	$21,085	$20,840
11/25	$18,604	$21,216	$20,835
12/25	$18,924	$21,852	$21,459
01/26	$19,718	$22,992	$22,743
02/26	$20,953	$24,056	$23,885
03/26	$19,367	$21,581	$21,308
04/26	$20,264	$23,189	$23,364
05/26	$20,420	$23,900	$24,541
06/26	$20,316	$23,916	$24,396
07/26	$21,018	$24,384	$24,480
08/26	$21,187	$24,869	$25,109
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	16.13	8.23	7.80
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
Footnote	Description
Footnote(a)	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Columbia Pyrford International Stock Fund | Institutional 3 Class | ASR319-17_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Institutional 3 Class | ASR319-17_(10/26) |

Columbia Pyrford International Stock Fund

Class R | PISJX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Pyrford International Stock Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$152	1.41%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer staples sectors contributed to the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector greatly contributed, with an underweight to real estate also boosting the Fund’s relative performance during the period.

Individual holdings | Positions in Taiwan Semiconductor Manufacturing, a global leader in advanced semiconductor foundry manufacturing; Roche Holding, a Swiss pharmaceutical and diagnostics company; Japan Tobacco, a global tobacco and consumer products company; Mitsubishi Electric, a diversified electrical equipment and industrial systems manufacturer; and Woolworths Group, an Australian food and consumer staples retailer, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the financials and information technology sectors hurt the Fund’s relative performance during the period.

Allocations | An underweight allocation to the financials sector, as well as overweights to the consumer staples and communication services sectors, detracted from the Fund’s relative performance during the period.

Individual holdings | Positions in SAP, a German enterprise software provider; Brambles, an Australian supply chain logistics and pallet pooling company; Nemetschek, a German design and construction software provider; Wolters Kluwer, a Dutch professional information and software services company; and Bank Rakyat Indonesia, an Indonesian commercial bank, were top detractors during the period.

Columbia Pyrford International Stock Fund | Class R | ASR319-12_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Pyrford International Stock Fund Class R ($19,879)	MSCI EAFE Index (Net) ($24,869)	MSCI ACWI ex USA Index (Net) ($25,109)
08/16	$10,000	$10,000	$10,000
09/16	$10,102	$10,123	$10,123
10/16	$9,746	$9,916	$9,978
11/16	$9,473	$9,718	$9,747
12/16	$9,720	$10,051	$9,996
01/17	$9,941	$10,342	$10,350
02/17	$10,113	$10,490	$10,515
03/17	$10,376	$10,779	$10,782
04/17	$10,614	$11,053	$11,013
05/17	$11,019	$11,459	$11,370
06/17	$10,864	$11,439	$11,405
07/17	$11,026	$11,768	$11,826
08/17	$11,013	$11,764	$11,888
09/17	$11,117	$12,057	$12,108
10/17	$11,212	$12,240	$12,336
11/17	$11,366	$12,368	$12,436
12/17	$11,466	$12,567	$12,714
01/18	$11,913	$13,197	$13,423
02/18	$11,277	$12,601	$12,790
03/18	$11,272	$12,374	$12,564
04/18	$11,293	$12,657	$12,765
05/18	$11,024	$12,372	$12,470
06/18	$10,960	$12,221	$12,236
07/18	$11,270	$12,522	$12,528
08/18	$11,215	$12,280	$12,266
09/18	$11,304	$12,387	$12,322
10/18	$10,644	$11,401	$11,320
11/18	$10,614	$11,386	$11,427
12/18	$10,210	$10,834	$10,910
01/19	$10,808	$11,546	$11,734
02/19	$11,031	$11,840	$11,963
03/19	$11,158	$11,915	$12,034
04/19	$11,345	$12,250	$12,352
05/19	$10,921	$11,661	$11,689
06/19	$11,536	$12,353	$12,393
07/19	$11,348	$12,196	$12,243
08/19	$11,187	$11,880	$11,865
09/19	$11,391	$12,221	$12,170
10/19	$11,821	$12,660	$12,595
11/19	$11,930	$12,803	$12,706
12/19	$12,328	$13,219	$13,256
01/20	$12,126	$12,943	$12,900
02/20	$11,147	$11,773	$11,881
03/20	$9,982	$10,201	$10,160
04/20	$10,620	$10,860	$10,930
05/20	$10,884	$11,333	$11,288
06/20	$11,165	$11,719	$11,798
07/20	$11,534	$11,992	$12,324
08/20	$11,841	$12,609	$12,852
09/20	$11,462	$12,281	$12,536
10/20	$10,976	$11,791	$12,266
11/20	$12,218	$13,619	$13,916
12/20	$12,716	$14,252	$14,668
01/21	$12,556	$14,100	$14,700
02/21	$12,515	$14,416	$14,991
03/21	$12,973	$14,748	$15,181
04/21	$13,240	$15,192	$15,628
05/21	$13,751	$15,687	$16,117
06/21	$13,564	$15,510	$16,012
07/21	$13,594	$15,627	$15,748
08/21	$13,806	$15,903	$16,048
09/21	$13,257	$15,441	$15,534
10/21	$13,496	$15,821	$15,905
11/21	$12,983	$15,085	$15,188
12/21	$13,536	$15,857	$15,816
01/22	$13,361	$15,091	$15,233
02/22	$13,250	$14,824	$14,932
03/22	$13,185	$14,919	$14,956
04/22	$12,770	$13,954	$14,016
05/22	$12,881	$14,059	$14,117
06/22	$12,106	$12,754	$12,903
07/22	$12,336	$13,390	$13,344
08/22	$11,728	$12,754	$12,915
09/22	$10,777	$11,561	$11,624
10/22	$11,248	$12,182	$11,972
11/22	$12,521	$13,555	$13,385
12/22	$12,420	$13,565	$13,285
01/23	$13,086	$14,664	$14,363
02/23	$12,791	$14,358	$13,858
03/23	$13,257	$14,714	$14,197
04/23	$13,809	$15,129	$14,444
05/23	$13,162	$14,489	$13,919
06/23	$13,590	$15,148	$14,543
07/23	$13,819	$15,639	$15,134
08/23	$13,381	$15,039	$14,451
09/23	$13,010	$14,526	$13,994
10/23	$12,610	$13,937	$13,417
11/23	$13,504	$15,230	$14,625
12/23	$14,124	$16,040	$15,360
01/24	$13,994	$16,132	$15,207
02/24	$14,044	$16,427	$15,592
03/24	$14,313	$16,967	$16,079
04/24	$14,054	$16,533	$15,791
05/24	$14,533	$17,173	$16,249
06/24	$14,323	$16,896	$16,234
07/24	$15,011	$17,392	$16,610
08/24	$15,640	$17,957	$17,083
09/24	$15,919	$18,123	$17,543
10/24	$15,031	$17,138	$16,682
11/24	$14,882	$17,040	$16,531
12/24	$14,473	$16,653	$16,210
01/25	$14,928	$17,528	$16,863
02/25	$15,209	$17,868	$17,097
03/25	$15,480	$17,796	$17,058
04/25	$16,021	$18,611	$17,674
05/25	$16,530	$19,462	$18,484
06/25	$16,844	$19,891	$19,111
07/25	$16,616	$19,612	$19,056
08/25	$17,223	$20,448	$19,717
09/25	$17,266	$20,839	$20,427
10/25	$17,309	$21,085	$20,840
11/25	$17,526	$21,216	$20,835
12/25	$17,830	$21,852	$21,459
01/26	$18,565	$22,992	$22,743
02/26	$19,722	$24,056	$23,885
03/26	$18,216	$21,581	$21,308
04/26	$19,047	$23,189	$23,364
05/26	$19,180	$23,900	$24,541
06/26	$19,072	$23,916	$24,396
07/26	$19,722	$24,384	$24,480
08/26	$19,879	$24,869	$25,109
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)Footnote Reference(b)	15.43	7.56	7.11
MSCI EAFE Index (Net)	21.62	9.35	9.54
MSCI ACWI ex USA Index (Net)	27.35	9.37	9.64
Footnote	Description
Footnote(a)	The returns shown for periods prior to December 15, 2021 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Class R shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to December 10, 2021 reflects returns achieved by BMO Pyrford International Stock Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. and had the same investment objective and a substantially identical investment strategy to the Fund.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$239,907,077
Total number of portfolio holdings	80
Management services fees (represents 0.87% of Fund average net assets)	$2,263,788
Portfolio turnover for the reporting period	8%

Columbia Pyrford International Stock Fund | Class R | ASR319-12_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	14.2%
United Kingdom	13.6%
Germany	11.2%
Australia	9.8%
France	8.3%
Switzerland	7.7%
Singapore	7.0%
United States	4.6%
Hong Kong	4.4%
Finland	2.8%
Other	15.6%

Top Holdings

Table Summary
SAP SE	2.6%
Japan Tobacco, Inc.	2.6%
United Overseas Bank Ltd.	2.6%
Nestlé SA, Registered Shares	2.5%
KDDI Corp.	2.4%
Unilever PLC	2.3%
Roche Holding Ag	2.3%
Brambles Ltd.	2.3%
Mitsubishi Electric Corp.	2.2%
Air Liquide SA	2.1%

Equity Sector Allocation

Table Summary
Industrials	22.6%
Consumer Staples	15.1%
Financials	14.5%
Health Care	10.3%
Information Technology	10.3%
Communication Services	8.3%
Materials	7.8%
Consumer Discretionary	3.1%
Utilities	3.0%
Energy	2.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Pyrford International Stock Fund | Class R | ASR319-12_(10/26) |

Columbia Ultra Short Duration Municipal Bond Fund

Class A | USMBX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$48	0.47%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield carry | The Fund’s higher than benchmark yield was a significant contributor to the Fund’s benchmark-relative performance during the period.

Sector allocation | Sector allocation was a major contributor to the Fund’s relative performance. Overweights to industrial development revenue bonds (IDR), housing and airports added to relative performance.

Credit quality allocation | While quality allocation was neutral, an overweight to not-rated bonds added to relative performance.

Credit quality security selection | While overall security selection was neutral, selection in AA-rated bonds contributed to the Fund’s performance relative to its benchmark.

Sector security selection | While overall sector security selection detracted from benchmark-relative performance, selection in prepay gas bonds was a positive contributor to Fund performance.

Top Performance Detractors

Sector security selection | Security selection detracted from benchmark-relative performance, with selection in IDR and state general obligation (GO) bonds acting as a headwind to performance relative to the benchmark.

Sector allocation | An overweight to cash detracted from relative performance.

Credit quality allocation | While quality allocation was neutral, an overweight to AAA-rated bonds detracted from relative performance.

Credit quality security selection | While overall security selection was neutral, selection in AAA-rated and A-rated bonds detracted from the Fund’s relative performance.

Columbia Ultra Short Duration Municipal Bond Fund | Class A | ASR320-01_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Ultra Short Duration Municipal Bond Fund Class A ($11,625)	Bloomberg Municipal Bond Index ($12,085)	Bloomberg 1 Year Municipal Bond Index ($11,820)
08/16	$10,000	$10,000	$10,000
09/16	$10,005	$9,950	$9,979
10/16	$10,010	$9,846	$9,986
11/16	$9,995	$9,479	$9,942
12/16	$10,001	$9,590	$9,962
01/17	$10,026	$9,653	$9,998
02/17	$10,032	$9,720	$10,031
03/17	$10,038	$9,741	$10,031
04/17	$10,045	$9,812	$10,047
05/17	$10,061	$9,968	$10,066
06/17	$10,067	$9,932	$10,057
07/17	$10,074	$10,012	$10,081
08/17	$10,080	$10,088	$10,104
09/17	$10,086	$10,037	$10,092
10/17	$10,092	$10,062	$10,093
11/17	$10,089	$10,008	$10,047
12/17	$10,093	$10,112	$10,054
01/18	$10,111	$9,993	$10,082
02/18	$10,119	$9,963	$10,099
03/18	$10,127	$10,000	$10,092
04/18	$10,128	$9,964	$10,083
05/18	$10,148	$10,079	$10,116
06/18	$10,157	$10,087	$10,151
07/18	$10,175	$10,112	$10,173
08/18	$10,175	$10,138	$10,169
09/18	$10,176	$10,072	$10,149
10/18	$10,188	$10,010	$10,158
11/18	$10,210	$10,121	$10,190
12/18	$10,222	$10,242	$10,229
01/19	$10,244	$10,319	$10,260
02/19	$10,256	$10,375	$10,284
03/19	$10,269	$10,539	$10,312
04/19	$10,283	$10,578	$10,319
05/19	$10,295	$10,724	$10,358
06/19	$10,318	$10,764	$10,390
07/19	$10,329	$10,850	$10,424
08/19	$10,340	$11,022	$10,439
09/19	$10,341	$10,933	$10,417
10/19	$10,362	$10,953	$10,447
11/19	$10,371	$10,980	$10,465
12/19	$10,383	$11,014	$10,481
01/20	$10,403	$11,212	$10,517
02/20	$10,423	$11,356	$10,539
03/20	$10,373	$10,944	$10,486
04/20	$10,330	$10,807	$10,510
05/20	$10,388	$11,151	$10,614
06/20	$10,426	$11,242	$10,614
07/20	$10,444	$11,432	$10,641
08/20	$10,449	$11,378	$10,643
09/20	$10,454	$11,381	$10,650
10/20	$10,448	$11,346	$10,642
11/20	$10,473	$11,518	$10,655
12/20	$10,487	$11,588	$10,665
01/21	$10,501	$11,662	$10,682
02/21	$10,495	$11,476	$10,679
03/21	$10,498	$11,547	$10,687
04/21	$10,512	$11,644	$10,694
05/21	$10,515	$11,679	$10,698
06/21	$10,508	$11,711	$10,698
07/21	$10,520	$11,808	$10,711
08/21	$10,512	$11,765	$10,709
09/21	$10,503	$11,680	$10,698
10/21	$10,505	$11,645	$10,695
11/21	$10,507	$11,745	$10,699
12/21	$10,508	$11,764	$10,698
01/22	$10,468	$11,442	$10,627
02/22	$10,461	$11,401	$10,613
03/22	$10,433	$11,031	$10,525
04/22	$10,397	$10,726	$10,482
05/22	$10,425	$10,885	$10,562
06/22	$10,432	$10,707	$10,565
07/22	$10,452	$10,990	$10,622
08/22	$10,434	$10,749	$10,538
09/22	$10,404	$10,336	$10,448
10/22	$10,420	$10,250	$10,461
11/22	$10,497	$10,730	$10,582
12/22	$10,506	$10,761	$10,576
01/23	$10,576	$11,070	$10,665
02/23	$10,508	$10,819	$10,575
03/23	$10,591	$11,059	$10,689
04/23	$10,569	$11,034	$10,658
05/23	$10,559	$10,939	$10,646
06/23	$10,612	$11,048	$10,697
07/23	$10,623	$11,092	$10,720
08/23	$10,645	$10,932	$10,731
09/23	$10,624	$10,612	$10,687
10/23	$10,649	$10,521	$10,716
11/23	$10,748	$11,189	$10,872
12/23	$10,806	$11,449	$10,935
01/24	$10,823	$11,391	$10,932
02/24	$10,838	$11,406	$10,948
03/24	$10,834	$11,405	$10,948
04/24	$10,851	$11,264	$10,949
05/24	$10,868	$11,231	$10,975
06/24	$10,920	$11,403	$11,038
07/24	$10,982	$11,507	$11,110
08/24	$11,044	$11,598	$11,183
09/24	$11,073	$11,712	$11,218
10/24	$11,059	$11,542	$11,190
11/24	$11,100	$11,741	$11,234
12/24	$11,109	$11,570	$11,231
01/25	$11,162	$11,628	$11,290
02/25	$11,197	$11,743	$11,338
03/25	$11,215	$11,544	$11,350
04/25	$11,208	$11,451	$11,330
05/25	$11,248	$11,459	$11,384
06/25	$11,296	$11,530	$11,443
07/25	$11,331	$11,507	$11,501
08/25	$11,380	$11,607	$11,547
09/25	$11,397	$11,876	$11,556
10/25	$11,400	$12,023	$11,550
11/25	$11,425	$12,050	$11,583
12/25	$11,450	$12,061	$11,621
01/26	$11,508	$12,174	$11,685
02/26	$11,551	$12,326	$11,733
03/26	$11,507	$12,040	$11,694
04/26	$11,531	$12,178	$11,704
05/26	$11,555	$12,223	$11,739
06/26	$11,589	$12,341	$11,783
07/26	$11,576	$12,113	$11,777
08/26	$11,625	$12,085	$11,820
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class AFootnote Reference(a)	2.14	2.03	1.52
Bloomberg Municipal Bond Index	4.12	0.54	1.91
Bloomberg 1 Year Municipal Bond Index	2.36	1.99	1.69
Footnote	Description
Footnote(a)	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$78,071,425
Total number of portfolio holdings	78
Management services fees (represents 0.21% of Fund average net assets)	$152,378
Portfolio turnover for the reporting period	68%

Columbia Ultra Short Duration Municipal Bond Fund | Class A | ASR320-01_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	14.6%
New York	13.2%
California	7.8%
Colorado	5.9%
Wisconsin	3.9%
Florida	3.6%
Illinois	3.5%
Massachusetts	3.4%
Missouri	3.2%
Alabama	2.7%

Asset Categories

Table Summary
Municipal Bonds	79.4%
Municipal Short Term	14.6%
Money Market Funds	4.8%
Floating Rate Notes	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund | Class A | ASR320-01_(10/26) |

Columbia Ultra Short Duration Municipal Bond Fund

Institutional Class | USMEX

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$32	0.32%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield carry | The Fund’s higher than benchmark yield was a significant contributor to the Fund’s benchmark-relative performance during the period.

Sector allocation | Sector allocation was a major contributor to the Fund’s relative performance. Overweights to industrial development revenue bonds (IDR), housing and airports added to relative performance.

Credit quality allocation | While quality allocation was neutral, an overweight to not-rated bonds added to relative performance.

Credit quality security selection | While overall security selection was neutral, selection in AA-rated bonds contributed to the Fund’s performance relative to its benchmark.

Sector security selection | While overall sector security selection detracted from benchmark-relative performance, selection in prepay gas bonds was a positive contributor to Fund performance.

Top Performance Detractors

Sector security selection | Security selection detracted from benchmark-relative performance, with selection in IDR and state general obligation (GO) bonds acting as a headwind to performance relative to the benchmark.

Sector allocation | An overweight to cash detracted from relative performance.

Credit quality allocation | While quality allocation was neutral, an overweight to AAA-rated bonds detracted from relative performance.

Credit quality security selection | While overall security selection was neutral, selection in AAA-rated and A-rated bonds detracted from the Fund’s relative performance.

Columbia Ultra Short Duration Municipal Bond Fund | Institutional Class | ASR320-08_(10/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Ultra Short Duration Municipal Bond Fund Institutional Class ($11,861)	Bloomberg Municipal Bond Index ($12,085)	Bloomberg 1 Year Municipal Bond Index ($11,820)
08/16	$10,000	$10,000	$10,000
09/16	$10,007	$9,950	$9,979
10/16	$10,015	$9,846	$9,986
11/16	$10,011	$9,479	$9,942
12/16	$10,020	$9,590	$9,962
01/17	$10,037	$9,653	$9,998
02/17	$10,055	$9,720	$10,031
03/17	$10,053	$9,741	$10,031
04/17	$10,072	$9,812	$10,047
05/17	$10,080	$9,968	$10,066
06/17	$10,089	$9,932	$10,057
07/17	$10,108	$10,012	$10,081
08/17	$10,116	$10,088	$10,104
09/17	$10,124	$10,037	$10,092
10/17	$10,133	$10,062	$10,093
11/17	$10,122	$10,008	$10,047
12/17	$10,137	$10,112	$10,054
01/18	$10,148	$9,993	$10,082
02/18	$10,157	$9,963	$10,099
03/18	$10,168	$10,000	$10,092
04/18	$10,181	$9,964	$10,083
05/18	$10,193	$10,079	$10,116
06/18	$10,215	$10,087	$10,151
07/18	$10,225	$10,112	$10,173
08/18	$10,227	$10,138	$10,169
09/18	$10,240	$10,072	$10,149
10/18	$10,244	$10,010	$10,158
11/18	$10,269	$10,121	$10,190
12/18	$10,283	$10,242	$10,229
01/19	$10,307	$10,319	$10,260
02/19	$10,322	$10,375	$10,284
03/19	$10,337	$10,539	$10,312
04/19	$10,353	$10,578	$10,319
05/19	$10,368	$10,724	$10,358
06/19	$10,393	$10,764	$10,390
07/19	$10,406	$10,850	$10,424
08/19	$10,430	$11,022	$10,439
09/19	$10,433	$10,933	$10,417
10/19	$10,446	$10,953	$10,447
11/19	$10,458	$10,980	$10,465
12/19	$10,472	$11,014	$10,481
01/20	$10,494	$11,212	$10,517
02/20	$10,516	$11,356	$10,539
03/20	$10,468	$10,944	$10,486
04/20	$10,426	$10,807	$10,510
05/20	$10,488	$11,151	$10,614
06/20	$10,528	$11,242	$10,614
07/20	$10,548	$11,432	$10,641
08/20	$10,556	$11,378	$10,643
09/20	$10,563	$11,381	$10,650
10/20	$10,559	$11,346	$10,642
11/20	$10,587	$11,518	$10,655
12/20	$10,603	$11,588	$10,665
01/21	$10,619	$11,662	$10,682
02/21	$10,615	$11,476	$10,679
03/21	$10,621	$11,547	$10,687
04/21	$10,637	$11,644	$10,694
05/21	$10,643	$11,679	$10,698
06/21	$10,638	$11,711	$10,698
07/21	$10,652	$11,808	$10,711
08/21	$10,646	$11,765	$10,709
09/21	$10,640	$11,680	$10,698
10/21	$10,643	$11,645	$10,695
11/21	$10,647	$11,745	$10,699
12/21	$10,651	$11,764	$10,698
01/22	$10,613	$11,442	$10,627
02/22	$10,606	$11,401	$10,613
03/22	$10,569	$11,031	$10,525
04/22	$10,544	$10,726	$10,482
05/22	$10,574	$10,885	$10,562
06/22	$10,583	$10,707	$10,565
07/22	$10,604	$10,990	$10,622
08/22	$10,587	$10,749	$10,538
09/22	$10,558	$10,336	$10,448
10/22	$10,576	$10,250	$10,461
11/22	$10,655	$10,730	$10,582
12/22	$10,665	$10,761	$10,576
01/23	$10,737	$11,070	$10,665
02/23	$10,670	$10,819	$10,575
03/23	$10,756	$11,059	$10,689
04/23	$10,734	$11,034	$10,658
05/23	$10,725	$10,939	$10,646
06/23	$10,770	$11,048	$10,697
07/23	$10,793	$11,092	$10,720
08/23	$10,817	$10,932	$10,731
09/23	$10,798	$10,612	$10,687
10/23	$10,824	$10,521	$10,716
11/23	$10,926	$11,189	$10,872
12/23	$10,986	$11,449	$10,935
01/24	$11,005	$11,391	$10,932
02/24	$11,022	$11,406	$10,948
03/24	$11,030	$11,405	$10,948
04/24	$11,037	$11,264	$10,949
05/24	$11,067	$11,231	$10,975
06/24	$11,120	$11,403	$11,038
07/24	$11,185	$11,507	$11,110
08/24	$11,238	$11,598	$11,183
09/24	$11,268	$11,712	$11,218
10/24	$11,256	$11,542	$11,190
11/24	$11,298	$11,741	$11,234
12/24	$11,308	$11,570	$11,231
01/25	$11,364	$11,628	$11,290
02/25	$11,412	$11,743	$11,338
03/25	$11,420	$11,544	$11,350
04/25	$11,426	$11,451	$11,330
05/25	$11,468	$11,459	$11,384
06/25	$11,507	$11,530	$11,443
07/25	$11,555	$11,507	$11,501
08/25	$11,595	$11,607	$11,547
09/25	$11,614	$11,876	$11,556
10/25	$11,619	$12,023	$11,550
11/25	$11,645	$12,050	$11,583
12/25	$11,684	$12,061	$11,621
01/26	$11,745	$12,174	$11,685
02/26	$11,778	$12,326	$11,733
03/26	$11,746	$12,040	$11,694
04/26	$11,761	$12,178	$11,704
05/26	$11,786	$12,223	$11,739
06/26	$11,823	$12,341	$11,783
07/26	$11,823	$12,113	$11,777
08/26	$11,861	$12,085	$11,820
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	2.30	2.19	1.72
Bloomberg Municipal Bond Index	4.12	0.54	1.91
Bloomberg 1 Year Municipal Bond Index	2.36	1.99	1.69
Footnote	Description
Footnote(a)	The returns shown for periods prior to January 26, 2022 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$78,071,425
Total number of portfolio holdings	78
Management services fees (represents 0.21% of Fund average net assets)	$152,378
Portfolio turnover for the reporting period	68%

Columbia Ultra Short Duration Municipal Bond Fund | Institutional Class | ASR320-08_(10/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States/Territories

Table Summary
Texas	14.6%
New York	13.2%
California	7.8%
Colorado	5.9%
Wisconsin	3.9%
Florida	3.6%
Illinois	3.5%
Massachusetts	3.4%
Missouri	3.2%
Alabama	2.7%

Asset Categories

Table Summary
Municipal Bonds	79.4%
Municipal Short Term	14.6%
Money Market Funds	4.8%
Floating Rate Notes	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund | Institutional Class | ASR320-08_(10/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Audit fees (a)	131,296	129,692	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	73,906	73,274	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Emerging Markets Bond Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Emerging Markets Bond Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
China 0.0%
Country Garden Holdings Co., Ltd.(a)
12/31/2031	0.000%	1,993,132	138,392
Total Convertible Bonds (Cost $302,481)			138,392

Corporate Bonds & Notes 6.9%

Brazil 0.1%
Raizen Fuels Finance SA(b)
07/08/2032	6.250%	486,000	279,236
China 0.0%
Country Garden Holdings Co., Ltd.(c)
12/31/2032	5.000%	981,299	109,395
Ghana 0.0%
Kosmos Energy Ltd.(b)
10/01/2031	8.750%	200,000	179,177
Indonesia 0.7%
Indofood CBP Sukses Makmur Tbk PT(b)
06/09/2031	3.398%	2,800,000	2,544,343
Malaysia 0.5%
GENM Capital Labuan Ltd.(b)
04/19/2031	3.882%	1,930,000	1,734,784
Russian Federation 0.3%
Phosagro OAO Via Phosagro Bond Funding DAC(b)
09/16/2028	2.600%	1,532,000	1,025,281
Saudi Arabia 2.2%
EIG Pearl Holdings Sarl(b)
08/31/2036	3.545%	2,230,807	1,984,824
Greensaif Pipelines Bidco Sarl(b)
02/23/2036	5.853%	2,900,000	2,900,839
02/23/2038	6.129%	1,100,000	1,109,058
08/23/2042	6.103%	1,900,000	1,881,640
Total			7,876,361
South Korea 0.6%
LG Energy Solution Ltd.(b)
04/02/2035	5.875%	2,000,000	1,987,452
Tanzania 0.6%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	533,250
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HTA Group Ltd.(b)
06/04/2029	7.500%		1,468,000	1,501,405
Total				2,034,655
Turkey 0.8%
Sisecam UK PLC(b)
05/02/2032	8.625%		2,700,000	2,714,650
United Arab Emirates 1.1%
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2036	2.625%		1,780,000	1,533,997
09/30/2040	2.940%		3,179,168	2,575,667
Total				4,109,664
Total Corporate Bonds & Notes (Cost $26,107,101)				24,594,998

Foreign Government Obligations(d),(e) 88.8%

Angola 0.9%
Angolan Government International Bond(b)
05/08/2048	9.375%		3,424,000	3,266,621
Argentina 2.6%
Argentine Republic Government International Bond(f)
07/09/2035	2.750%		11,729,527	8,865,869
07/09/2046	3.750%		554,545	393,609
Total				9,259,478
Bahrain 3.4%
Bahrain Government International Bond(b)
01/25/2033	5.250%		2,800,000	2,478,998
05/18/2034	5.625%		2,443,000	2,166,026
06/10/2036	7.125%		1,847,000	1,767,008
CBB International Sukuk Programme Co. WLL(b)
05/18/2029	3.875%		3,771,000	3,514,725
09/03/2034	6.124%		2,476,000	2,369,414
Total				12,296,171
Brazil 2.3%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	2,080,600	3,547,184
Brazilian Government International Bond
01/22/2032	6.125%		1,436,000	1,453,363
01/27/2045	5.000%		501,000	385,879
05/13/2054	7.125%		1,152,000	1,108,363
01/12/2056	7.250%		1,829,000	1,760,531
Total				8,255,320
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 3.8%
Chile Government International Bond
01/05/2036	4.950%		7,354,034	7,107,819
06/21/2047	3.860%		2,464,000	1,860,676
Corp Nacional del Cobre de Chile(b)
01/30/2037	5.529%		3,543,000	3,432,480
01/30/2050	3.700%		548,000	366,462
Empresa Nacional del Petroleo(b)
05/10/2033	6.150%		613,000	625,032
Total				13,392,469
Colombia 3.9%
Colombia Government International Bond
01/30/2030	3.000%		352,000	322,413
04/15/2031	3.125%		579,000	511,571
04/22/2032	3.250%		1,652,000	1,419,463
11/07/2036	7.750%		1,351,000	1,436,537
09/18/2037	7.375%		2,100,000	2,175,081
02/26/2044	5.625%		1,760,000	1,472,970
Colombian TES
01/24/2035	11.750%	COP	22,700,000,000	6,643,336
Total				13,981,371
Dominican Republic 3.6%
Dominican Republic International Bond(b)
01/30/2030	4.500%		3,880,000	3,740,019
09/23/2032	4.875%		2,300,000	2,167,655
10/28/2035	5.875%		3,100,000	3,014,850
04/30/2044	7.450%		3,110,000	3,295,387
06/05/2049	6.400%		800,000	755,733
Total				12,973,644
Ecuador 1.5%
Ecuador Government International Bond(b)
01/29/2034	8.750%		1,892,000	1,888,798
01/29/2039	9.250%		975,000	983,586
Ecuador Government International Bond(b),(f)
07/31/2035	6.900%		1,250,155	1,142,569
07/31/2040	5.500%		1,861,021	1,524,332
Total				5,539,285
Egypt 1.5%
Egypt Government International Bond(b)
02/21/2048	7.903%		2,316,000	2,081,320
02/16/2061	7.500%		3,901,000	3,294,312
Total				5,375,632
Ghana 1.0%
Ghana Government International Bond(b),(f)
07/03/2035	5.000%		3,915,276	3,650,999
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Guatemala 0.5%
Guatemala Government Bond(b)
08/06/2031	6.050%		886,000	901,042
10/07/2033	3.700%		792,000	696,576
06/01/2050	6.125%		357,000	345,340
Total				1,942,958
Hungary 4.1%
Hungary Government Bond
04/25/2041	3.000%	HUF	2,025,230,000	4,723,293
Hungary Government International Bond(b)
09/22/2031	2.125%		5,967,000	5,141,399
09/22/2032	6.250%		296,000	310,505
03/26/2036	5.500%		3,469,000	3,419,461
09/21/2051	3.125%		1,700,000	1,026,010
Total				14,620,668
India 1.1%
Export-Import Bank of India(b)
02/01/2028	3.875%		2,000,000	1,970,130
01/15/2030	3.250%		2,000,000	1,882,579
Total				3,852,709
Indonesia 6.8%
Indonesia Government International Bond
09/18/2029	3.400%		2,000,000	1,932,854
02/11/2049	5.350%		422,000	384,938
10/30/2049	3.700%		1,899,000	1,321,051
Pertamina Persero PT(b)
11/07/2048	6.500%		1,000,000	985,533
Perusahaan Penerbit SBSN Indonesia III(b)
06/06/2032	4.700%		13,826,000	13,545,356
11/15/2033	5.600%		2,430,000	2,459,914
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b)
02/03/2036	5.450%		268,000	253,746
PT Perusahaan Listrik Negara(b)
07/17/2049	4.875%		4,114,000	3,192,161
Total				24,075,553
Ivory Coast 1.2%
Ivory Coast Government International Bond(b)
03/03/2028	6.375%		1,267,300	1,280,163
04/01/2036	8.075%		830,000	896,881
01/30/2037	8.250%		1,900,000	2,067,527
Total				4,244,571
Jordan 0.3%
Jordan Government International Bond(b)
10/10/2047	7.375%		1,197,000	1,165,791
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kazakhstan 2.3%
Baiterek National Investment Holding JSC(b)
05/06/2033	5.200%		2,464,000	2,432,304
Development Bank of Kazakhstan(b)
04/15/2027	5.500%		1,401,000	1,405,571
KazMunayGas National Co. JSC(b)
04/19/2047	5.750%		2,800,000	2,547,489
QazaqGaz NC JSC(b)
05/08/2036	5.625%		1,795,000	1,756,662
Total				8,142,026
Kenya 0.5%
Republic of Kenya Government International Bond(b)
02/26/2039	8.700%		1,739,000	1,709,185
Lebanon 0.3%
Lebanon Government International Bond(b),(g)
04/12/2021	0.000%		1,768,000	531,082
11/04/2024	0.000%		1,510,000	416,829
03/20/2028	0.000%		1,041,000	292,343
Total				1,240,254
Mexico 8.8%
Comision Federal de Electricidad(b)
07/26/2033	3.875%		3,200,000	2,753,887
01/28/2034	6.045%		263,000	256,201
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,674,809
Mexico Government International Bond
02/12/2034	3.500%		14,041,000	11,868,095
02/09/2038	6.125%		973,000	937,323
05/16/2040	5.375%	EUR	607,000	690,357
05/07/2054	6.400%		4,387,000	3,971,824
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	2,482,166
01/23/2045	6.375%		1,809,000	1,509,818
02/12/2048	6.350%		1,400,000	1,130,976
01/23/2050	7.690%		2,264,000	2,063,436
Total				31,338,892
Mongolia 0.1%
Mongolia Government International Bond(b)
01/19/2028	8.650%		340,000	354,051
Morocco 1.2%
OCP SA(b),(f),(h)
	6.741%		1,373,000	1,362,902
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP SA(b)
03/01/2036	6.700%	839,000	860,674
06/23/2051	5.125%	2,636,000	2,051,244
Total			4,274,820
Nigeria 1.8%
Nigeria Government International Bond(b)
09/28/2028	6.125%	1,100,000	1,100,140
09/28/2033	7.375%	1,657,000	1,691,321
12/09/2034	10.375%	776,000	923,298
01/13/2036	8.631%	265,000	287,527
11/28/2047	7.625%	2,369,000	2,296,250
Total			6,298,536
Oman 1.4%
Oman Government International Bond(b)
01/17/2048	6.750%	3,518,000	3,665,851
OQ SAOC(b)
05/06/2028	5.125%	1,327,000	1,321,577
Total			4,987,428
Pakistan 0.6%
Pakistan Government International Bond(b)
12/05/2027	6.875%	1,000,000	1,007,169
04/08/2031	7.375%	1,078,000	1,082,159
Total			2,089,328
Panama 1.7%
Panama Government International Bond
03/01/2031	7.500%	1,026,000	1,113,882
09/29/2032	2.252%	2,200,000	1,824,823
01/19/2033	3.298%	3,500,000	3,069,206
Total			6,007,911
Paraguay 1.9%
Paraguay Government International Bond(b)
06/28/2033	3.849%	1,391,000	1,281,575
08/11/2044	6.100%	3,700,000	3,614,569
03/30/2050	5.400%	2,128,000	1,864,141
Total			6,760,285
Peru 2.0%
Peruvian Government International Bond
01/15/2034	3.000%	2,835,000	2,410,808
11/18/2050	5.625%	5,041,000	4,698,366
Total			7,109,174
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 1.1%
Philippine Government International Bond
06/24/2036	5.325%	1,155,000	1,131,292
07/06/2046	3.200%	4,200,000	2,795,823
Total			3,927,115
Poland 1.1%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,350,000	1,318,478
03/18/2054	5.500%	3,015,000	2,694,264
Total			4,012,742
Romania 3.9%
Romanian Government International Bond(b)
03/27/2032	3.625%	15,496,000	13,776,848
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%	1,383,000	926,104
Saudi Arabia 5.4%
Avilease Capital Ltd.(b)
11/12/2030	4.750%	2,123,000	2,059,496
06/30/2031	5.500%	618,000	614,986
KSA Ijarah Sukuk Ltd.(b)
09/09/2030	4.250%	2,564,000	2,491,673
KSA Sukuk Ltd.(b)
10/29/2029	2.969%	1,400,000	1,316,544
Saudi Government International Bond(b)
10/22/2030	3.250%	1,550,000	1,446,242
01/13/2035	5.625%	7,789,000	7,908,497
01/12/2056	5.875%	1,727,000	1,600,104
Suci Second Investment Co.(b)
05/08/2032	4.875%	1,800,000	1,762,503
Total			19,200,045
South Africa 2.0%
Republic of South Africa Government International Bond
09/30/2049	5.750%	3,500,000	2,901,166
04/20/2052	7.300%	2,676,000	2,650,284
Republic of South Africa Government International Bond(b)
11/19/2054	7.950%	925,000	976,472
12/11/2055	7.250%	532,000	516,851
Total			7,044,773
Sri Lanka 0.8%
Sri Lanka Government International Bond(b)
04/15/2028	4.000%	205,468	198,415
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sri Lanka Government International Bond(b),(f)
01/15/2030	3.100%	290,052	298,106
03/15/2033	3.350%	568,932	545,168
06/15/2035	3.600%	384,160	317,783
Sri Lanka Government International Bond(f)
05/15/2036	3.600%	266,616	272,978
02/15/2038	3.600%	1,042,797	1,070,387
Total			2,702,837
Turkey 4.5%
Turkey Government International Bond
02/17/2028	5.125%	4,900,000	4,850,601
03/14/2029	9.375%	800,000	860,643
04/26/2029	7.625%	2,400,000	2,487,767
05/30/2040	6.750%	760,000	724,155
05/11/2047	5.750%	1,328,000	1,050,853
Turkiye Government International Bond
03/13/2030	5.250%	2,526,000	2,439,053
05/15/2034	7.625%	2,638,000	2,729,611
01/03/2035	6.500%	1,000,000	965,743
Total			16,108,426
Ukraine 1.5%
Ukraine Government International Bond(b),(f)
02/01/2032	4.000%	2,492,400	2,048,917
02/01/2034	4.500%	1,207,380	829,029
02/01/2035	4.500%	2,916,237	1,965,990
02/01/2036	4.500%	918,266	609,601
Total			5,453,537
United Arab Emirates 4.0%
Abu Dhabi Developmental Holding Co. PJSC(b)
05/06/2035	5.000%	2,200,000	2,125,074
Adnoc Murban Rsc Ltd.(b)
09/11/2034	4.500%	1,700,000	1,609,053
DP World Crescent Ltd.(b)
09/26/2028	4.848%	1,500,000	1,484,375
DP World Ltd.(b)
09/25/2048	5.625%	1,000,000	875,605
DP World PLC(b)
07/02/2037	6.850%	6,490,000	6,829,862
MDGH GMTN (RSC), Ltd.(b)
04/28/2033	5.500%	1,292,000	1,305,197
Total			14,229,166
Uruguay 1.0%
Uruguay Government International Bond
11/20/2045	4.125%	776,054	642,959
06/18/2050	5.100%	3,200,000	2,840,966
Total			3,483,925
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela 2.1%
Petroleos de Venezuela SA(b),(g)
05/16/2024	0.000%	16,531,520	6,627,645
Venezuela Government International Bond(b),(g)
10/13/2024	0.000%	1,613,800	800,711
Total			7,428,356
Total Foreign Government Obligations (Cost $315,519,518)			316,499,004

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(i),(j)	13,117,100	13,110,541
Total Money Market Funds (Cost $13,109,903)		13,110,541
Total Investments in Securities (Cost $355,039,003)		354,342,935
Other Assets & Liabilities, Net		2,037,498
Net Assets		$356,380,433
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
105,101,801 MXN	6,181,563 USD	HSBC	09/25/2026	8,833	—
2,440,764 EUR	2,850,626 USD	Morgan Stanley	09/25/2026	13,012	—
Total				21,845	—
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $215,751,645, which represents 60.54% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2026.

(g)	Represents a security in default.
(h)	Perpetual security with no specified maturity date.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	24,598,942	145,539,064	(157,028,103)	638	13,110,541	(10,638)	904,786	13,117,100
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
MXN	Mexican Peso
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Convertible Bonds	—	138,392	—	138,392
Corporate Bonds & Notes	—	24,594,998	—	24,594,998
Foreign Government Obligations	—	316,499,004	—	316,499,004
Money Market Funds	13,110,541	—	—	13,110,541
Total Investments in Securities	13,110,541	341,232,394	—	354,342,935
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	21,845	—	21,845
Total	13,110,541	341,254,239	—	354,364,780
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $341,929,100)	$341,232,394
Affiliated issuers (cost $13,109,903)	13,110,541
Cash	111,399
Foreign currency (cost $2,133,273)	2,128,170
Unrealized appreciation on forward foreign currency exchange contracts	21,845
Receivable for:
Capital shares sold	230,014
Dividends	39,115
Interest	4,783,761
Foreign tax reclaims	8,696
Prepaid expenses	3,943
Total assets	361,669,878
Liabilities
Payable for:
Investments purchased	4,888,966
Capital shares redeemed	180,046
Management services fees	17,598
Distribution and/or service fees	955
Transfer agent fees	31,544
Compensation of board members	1,265
Other expenses	35,504
Deferred compensation of board members	133,567
Total liabilities	5,289,445
Net assets applicable to outstanding capital stock	$356,380,433
Represented by
Paid in capital	442,195,513
Total distributable earnings (loss)	(85,815,080)
Total - representing net assets applicable to outstanding capital stock	$356,380,433
Class A
Net assets	$22,196,852
Shares outstanding	2,218,056
Net asset value per share	$10.01
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.51
Institutional Class
Net assets	$128,557,958
Shares outstanding	12,825,503
Net asset value per share	$10.02
Institutional 2 Class
Net assets	$74,353,108
Shares outstanding	7,422,907
Net asset value per share	$10.02
Institutional 3 Class
Net assets	$119,208,583
Shares outstanding	11,893,471
Net asset value per share	$10.02
Class R
Net assets	$12,063,932
Shares outstanding	1,206,078
Net asset value per share	$10.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$904,786
Interest	20,613,978
Interfund lending	677
Foreign taxes withheld	(35,605)
Total income	21,483,836
Expenses:
Management services fees	2,137,317
Distribution and/or service fees
Class A	60,131
Class R	61,742
Transfer agent fees
Class A	44,148
Institutional Class	187,931
Institutional 2 Class	41,903
Institutional 3 Class	5,463
Class R	22,645
Custodian fees	31,198
Printing and postage fees	23,199
Registration fees	97,193
Accounting services fees	42,938
Legal fees	20,153
Compensation of chief compliance officer	56
Compensation of board members	14,196
Deferred compensation of board members	32,858
Other	14,117
Total expenses	2,837,188
Net investment income	18,646,648
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(540,275)
Investments — affiliated issuers	(10,638)
Foreign currency translations	(54,010)
Forward foreign currency exchange contracts	(663,971)
Net realized loss	(1,268,894)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,639,256
Investments — affiliated issuers	638
Foreign currency translations	(43,905)
Forward foreign currency exchange contracts	133,459
Net change in unrealized appreciation (depreciation)	5,729,448
Net realized and unrealized gain	4,460,554
Net increase in net assets resulting from operations	$23,107,202
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$18,646,648	$14,695,587
Net realized loss	(1,268,894)	(9,032,046)
Net change in unrealized appreciation (depreciation)	5,729,448	15,778,301
Net increase in net assets resulting from operations	23,107,202	21,441,842
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,137,932)	(1,342,096)
Advisor Class	—	(11,366)
Institutional Class	(5,165,465)	(3,831,756)
Institutional 2 Class	(3,805,061)	(3,169,576)
Institutional 3 Class	(7,323,735)	(6,132,752)
Class R	(554,428)	(615,743)
Total distributions to shareholders	(17,986,621)	(15,103,289)
Increase in net assets from capital stock activity	18,134,829	46,402,162
Total increase in net assets	23,255,410	52,740,715
Net assets at beginning of year	333,125,023	280,384,308
Net assets at end of year	$356,380,433	$333,125,023
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	323,516	3,270,785	132,205	1,273,197
Distributions reinvested	110,473	1,114,447	136,776	1,312,658
Shares redeemed	(740,987)	(7,494,694)	(664,946)	(6,387,269)
Net decrease	(306,998)	(3,109,462)	(395,965)	(3,801,414)
Advisor Class
Shares sold	—	—	3,015	29,349
Distributions reinvested	—	—	1,164	11,211
Shares redeemed	—	—	(87,375)	(835,361)
Net decrease	—	—	(83,196)	(794,801)
Institutional Class
Shares sold	6,296,807	63,565,365	1,417,018	13,663,748
Distributions reinvested	510,548	5,157,644	397,642	3,822,352
Shares redeemed	(1,834,312)	(18,445,390)	(1,051,972)	(10,149,039)
Net increase	4,973,043	50,277,619	762,688	7,337,061
Institutional 2 Class
Shares sold	1,456,892	14,773,541	2,671,331	25,824,789
Distributions reinvested	376,756	3,804,040	329,704	3,168,622
Shares redeemed	(1,725,269)	(17,530,177)	(1,001,727)	(9,637,144)
Net increase	108,379	1,047,404	1,999,308	19,356,267
Institutional 3 Class
Shares sold	353,033	3,573,592	4,555,815	44,725,925
Distributions reinvested	724,648	7,323,604	637,553	6,132,752
Shares redeemed	(3,997,916)	(40,525,660)	(2,634,318)	(25,322,779)
Net increase (decrease)	(2,920,235)	(29,628,464)	2,559,050	25,535,898
Class R
Shares sold	105,509	1,067,118	35,270	338,586
Distributions reinvested	54,973	554,325	64,176	615,698
Shares redeemed	(205,698)	(2,073,711)	(227,727)	(2,185,133)
Net decrease	(45,216)	(452,268)	(128,281)	(1,230,849)
Total net increase	1,808,973	18,134,829	4,713,604	46,402,162
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

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Columbia Emerging Markets Bond Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$9.86	0.50	0.13	0.63	(0.48)	(0.48)
Year Ended 8/31/2025	$9.64	0.48	0.23	0.71	(0.49)	(0.49)
Year Ended 8/31/2024	$8.95	0.45	0.72	1.17	(0.48)	(0.48)
Year Ended 8/31/2023	$9.00	0.43	(0.05)	0.38	(0.43)	(0.43)
Year Ended 8/31/2022	$11.59	0.37	(2.59)	(2.22)	(0.37)	(0.37)
Institutional Class
Year Ended 8/31/2026	$9.87	0.52	0.14	0.66	(0.51)	(0.51)
Year Ended 8/31/2025	$9.66	0.50	0.23	0.73	(0.52)	(0.52)
Year Ended 8/31/2024	$8.96	0.47	0.73	1.20	(0.50)	(0.50)
Year Ended 8/31/2023	$9.01	0.45	(0.04)	0.41	(0.46)	(0.46)
Year Ended 8/31/2022	$11.60	0.40	(2.60)	(2.20)	(0.39)	(0.39)
Institutional 2 Class
Year Ended 8/31/2026	$9.87	0.54	0.13	0.67	(0.52)	(0.52)
Year Ended 8/31/2025	$9.65	0.52	0.23	0.75	(0.53)	(0.53)
Year Ended 8/31/2024	$8.96	0.49	0.71	1.20	(0.51)	(0.51)
Year Ended 8/31/2023	$9.00	0.46	(0.03)	0.43	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.41	(2.61)	(2.20)	(0.40)	(0.40)
Institutional 3 Class
Year Ended 8/31/2026	$9.87	0.54	0.14	0.68	(0.53)	(0.53)
Year Ended 8/31/2025	$9.66	0.52	0.22	0.74	(0.53)	(0.53)
Year Ended 8/31/2024	$8.96	0.50	0.72	1.22	(0.52)	(0.52)
Year Ended 8/31/2023	$9.01	0.47	(0.05)	0.42	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.42	(2.60)	(2.18)	(0.41)	(0.41)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$10.01	6.48%	1.11%	1.11%	4.92%	46%	$22,197
Year Ended 8/31/2025	$9.86	7.67%	1.12%	1.12%	4.99%	42%	$24,888
Year Ended 8/31/2024	$9.64	13.44%	1.13%	1.13% (c)	4.95%	41%	$28,168
Year Ended 8/31/2023	$8.95	4.40%	1.14%	1.14%	4.79%	22%	$27,469
Year Ended 8/31/2022	$9.00	(19.53% )	1.12%	1.12%	3.65%	28%	$30,371
Institutional Class
Year Ended 8/31/2026	$10.02	6.73%	0.86%	0.86%	5.17%	46%	$128,558
Year Ended 8/31/2025	$9.87	7.81%	0.87%	0.87%	5.24%	42%	$77,512
Year Ended 8/31/2024	$9.66	13.83%	0.88%	0.88% (c)	5.13%	41%	$68,463
Year Ended 8/31/2023	$8.96	4.66%	0.89%	0.89%	5.04%	22%	$32,918
Year Ended 8/31/2022	$9.01	(19.31% )	0.87%	0.87%	3.91%	28%	$41,413
Institutional 2 Class
Year Ended 8/31/2026	$10.02	6.87%	0.73%	0.73%	5.30%	46%	$74,353
Year Ended 8/31/2025	$9.87	8.06%	0.74%	0.74%	5.43%	42%	$72,160
Year Ended 8/31/2024	$9.65	13.86%	0.75%	0.75%	5.32%	41%	$51,299
Year Ended 8/31/2023	$8.96	4.95%	0.75%	0.75%	5.20%	22%	$41,341
Year Ended 8/31/2022	$9.00	(19.29% )	0.73%	0.73%	4.05%	28%	$40,987
Institutional 3 Class
Year Ended 8/31/2026	$10.02	6.93%	0.68%	0.68%	5.35%	46%	$119,209
Year Ended 8/31/2025	$9.87	8.01%	0.69%	0.69%	5.43%	42%	$146,237
Year Ended 8/31/2024	$9.66	14.03%	0.70%	0.70%	5.40%	41%	$118,353
Year Ended 8/31/2023	$8.96	4.88%	0.70%	0.70%	5.25%	22%	$170,183
Year Ended 8/31/2022	$9.01	(19.16% )	0.68%	0.68%	4.11%	28%	$169,057
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class R
Year Ended 8/31/2026	$9.85	0.47	0.14	0.61	(0.46)	(0.46)
Year Ended 8/31/2025	$9.64	0.45	0.23	0.68	(0.47)	(0.47)
Year Ended 8/31/2024	$8.95	0.43	0.71	1.14	(0.45)	(0.45)
Year Ended 8/31/2023	$8.99	0.40	(0.03)	0.37	(0.41)	(0.41)
Year Ended 8/31/2022	$11.58	0.35	(2.60)	(2.25)	(0.34)	(0.34)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 8/31/2026	$10.00	6.22%	1.36%	1.36%	4.67%	46%	$12,064
Year Ended 8/31/2025	$9.85	7.29%	1.37%	1.37%	4.74%	42%	$12,328
Year Ended 8/31/2024	$9.64	13.16%	1.38%	1.38% (c)	4.70%	41%	$13,298
Year Ended 8/31/2023	$8.95	4.26%	1.39%	1.39%	4.55%	22%	$14,117
Year Ended 8/31/2022	$8.99	(19.75% )	1.37%	1.37%	3.40%	28%	$15,618
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is not remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	21,845
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(663,971)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	133,459
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2026:
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	40,617	(66,084)
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2026:
	HSBC	Morgan Stanley	Total
Assets
Forward foreign currency exchange contracts	$8,833	13,012	21,845
Total financial and derivative net assets	8,833	13,012	21,845
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	$8,833	13,012	21,845

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Institutional Class	0.18
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, no minimum account balance fees were charged by the Fund.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to Class A and Class R shares, respectively. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	11,587

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.14	1.14
Institutional Class	0.89	0.89
Institutional 2 Class	0.76	0.76
Institutional 3 Class	0.70	0.71
Class R	1.39	1.39
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation and foreign capital gains tax.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(125,586)	125,586	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
17,986,621	—	17,986,621	15,103,289	—	15,103,289
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
592,251	—	(84,161,557)	(2,094,408)
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
356,459,188	9,427,372	(11,521,780)	(2,094,408)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(13,325,894)	(70,835,663)	(84,161,557)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $186,350,047 and $148,244,515, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,140,000	4.30	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, affiliated shareholders of record owned 69.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse

Columbia Emerging Markets Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Emerging Markets Bond Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Emerging Markets Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Emerging Markets Bond Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Emerging Markets Bond Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
$49,637	$0.0014	$18,648,755	$0.52
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Emerging Markets Bond Fund  | 2026

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Emerging Markets Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Emerging Markets Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.

Columbia Emerging Markets Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Emerging Markets Bond Fund  | 2026

Columbia Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN141_(10/26)

Columbia Pyrford International Stock Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Pyrford International Stock Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.1%
Issuer	Shares	Value ($)
Australia 9.8%
Brambles Ltd.	388,225	5,433,643
Computershare Ltd.	132,635	3,776,285
Endeavour Group Ltd.	731,537	1,644,324
QBE Insurance Group Ltd.	198,351	3,154,012
Rio Tinto Ltd.	16,905	2,112,910
Woodside Energy Group Ltd.	128,482	2,989,353
Woolworths Group Ltd.	153,344	4,424,766
Total		23,535,293
China 0.5%
Fuyao Glass Industry Group Co., Ltd. Class H	163,200	1,141,191
Finland 2.8%
KONE OYJ, Class B	34,418	2,105,189
Sampo OYJ, Class A	400,339	4,511,614
Total		6,616,803
France 8.3%
Air Liquide SA	25,326	4,982,243
Bureau Veritas A	97,805	3,095,237
Dassault Systemes SE	89,714	2,376,000
Legrand SA	16,801	2,665,655
L’Oreal SA	5,545	2,468,949
Rubis SCA	47,315	1,844,591
Sanofi SA	26,790	2,381,873
Total		19,814,548
Germany 9.6%
Brenntag SE	32,755	2,383,626
Daimler Truck Holding AG	39,065	2,115,490
DHL AG	69,075	4,486,729
Infineon Technologies AG	35,107	2,288,524
Merck KGaA	20,938	3,370,209
Nemetschek SE	26,618	2,165,399
SAP SE	28,821	6,343,221
Total		23,153,198
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 4.4%
AIA Group Ltd.	502,400	4,857,003
ASMPT Ltd.	96,470	2,013,095
Power Assets Holdings Ltd.	302,569	2,323,041
VTech Holdings Ltd.	195,900	1,278,291
Total		10,471,430
Indonesia 2.7%
PT Bank Rakyat Indonesia Persero Tbk	22,091,900	4,052,072
PT Telekomunikasi Indonesia Persero Tbk	16,108,700	2,357,149
Total		6,409,221
Japan 14.2%
ABC-Mart, Inc.	189,300	3,220,174
Japan Tobacco, Inc.	146,068	6,317,328
KDDI Corp.	310,200	5,730,258
Mitsubishi Electric Corp.	149,200	5,166,311
Nabtesco Corp.	124,600	3,564,794
Nihon Kohden Corp.	409,700	3,859,834
Nissan Chemical Industries Ltd.	81,200	4,160,625
Sumitomo Rubber Industries Ltd.	155,800	2,177,311
Total		34,196,635
Malaysia 2.7%
Axiata Group Bhd	2,283,300	1,031,026
Malayan Banking Bhd	1,724,800	4,570,667
Telekom Malaysia Bhd	528,700	1,012,787
Total		6,614,480
Netherlands 2.3%
Koninklijke Philips NV	86,088	2,292,210
Wolters Kluwer NV	39,746	3,269,744
Total		5,561,954
Norway 1.5%
Telenor ASA	250,426	3,674,478
Philippines 0.9%
BDO Unibank, Inc.	679,620	1,263,240
Jollibee Foods Corp.	336,980	811,186
Total		2,074,426
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 7.0%
ComfortDelGro Corp., Ltd.	1,598,300	1,620,162
Singapore Technologies Engineering Ltd.	288,800	2,445,205
Singapore Telecommunications Ltd.	749,507	2,672,595
United Overseas Bank Ltd.	188,402	6,140,558
Venture Corp., Ltd.	287,400	3,819,588
Total		16,698,108
Sweden 2.4%
ASSA ABLOY AB, Class B	43,334	1,612,565
Atlas Copco AB, Class A	82,338	1,767,132
Essity AB, Class B	81,312	2,375,556
Total		5,755,253
Switzerland 7.7%
Geberit AG	1,856	1,307,611
Givaudan SA	304	1,232,691
Nestlé SA, Registered Shares	61,685	6,000,374
Novartis AG, Registered Shares	30,837	4,690,351
Schindler Holding AG	3,149	1,023,467
SGS SA, Registered Shares	16,419	1,881,898
Zurich Insurance Group AG	3,252	2,379,767
Total		18,516,159
Taiwan 2.6%
Advantech Co., Ltd.	89,674	1,911,175
Chunghwa Telecom Co., Ltd.	426,000	1,826,250
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	2,404,860
Total		6,142,285
United Kingdom 13.6%
BP PLC	216,680	1,549,867
British American Tobacco PLC	56,824	3,157,357
Bunzl PLC	73,239	2,756,047
Croda International PLC	50,101	2,329,097
Common Stocks (continued)
Issuer	Shares	Value ($)
GSK PLC	105,107	2,643,397
IMI PLC	38,959	1,623,069
Imperial Brands PLC	56,465	1,929,242
Legal & General Group PLC	987,973	3,876,336
National Grid PLC	194,169	3,063,206
Reckitt Benckiser Group PLC	35,060	2,421,293
Unilever PLC	85,859	5,580,380
Vodafone Group PLC	1,020,780	1,636,118
Total		32,565,409
United States 3.1%
Roche Holding Ag	12,700	5,536,196
Shell PLC	41,864	1,918,050
Total		7,454,246
Total Common Stocks (Cost $148,066,373)		230,395,117

Preferred Stocks 1.6%
Issuer	Shares	Value ($)
Germany 1.6%
FUCHS SE	83,066	3,880,778
Total Preferred Stocks (Cost $2,185,038)		3,880,778

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(a),(b)	3,668,178	3,666,344
Total Money Market Funds (Cost $3,666,309)		3,666,344
Total Investments in Securities (Cost $153,917,720)		237,942,239
Other Assets & Liabilities, Net		1,964,838
Net Assets		$239,907,077
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Pyrford International Stock Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2026.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	5,040,341	53,894,677	(55,268,709)	35	3,666,344	(1,114)	173,987	3,668,178
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	23,535,293	—	23,535,293
China	—	1,141,191	—	1,141,191
Finland	—	6,616,803	—	6,616,803
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
France	—	19,814,548	—	19,814,548
Germany	—	23,153,198	—	23,153,198
Hong Kong	—	10,471,430	—	10,471,430
Indonesia	—	6,409,221	—	6,409,221
Japan	3,220,174	30,976,461	—	34,196,635
Malaysia	—	6,614,480	—	6,614,480
Netherlands	—	5,561,954	—	5,561,954
Norway	3,674,478	—	—	3,674,478
Philippines	—	2,074,426	—	2,074,426
Singapore	—	16,698,108	—	16,698,108
Sweden	—	5,755,253	—	5,755,253
Switzerland	—	18,516,159	—	18,516,159
Taiwan	—	6,142,285	—	6,142,285
United Kingdom	—	32,565,409	—	32,565,409
United States	—	7,454,246	—	7,454,246
Total Common Stocks	6,894,652	223,500,465	—	230,395,117
Preferred Stocks
Germany	—	3,880,778	—	3,880,778
Total Preferred Stocks	—	3,880,778	—	3,880,778
Money Market Funds	3,666,344	—	—	3,666,344
Total Investments in Securities	10,560,996	227,381,243	—	237,942,239
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third-party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Pyrford International Stock Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $150,251,411)	$234,275,895
Affiliated issuers (cost $3,666,309)	3,666,344
Receivable for:
Capital shares sold	1,525
Dividends	711,771
Foreign tax reclaims	3,129,285
Expense reimbursement due from Investment Manager	4,717
Prepaid expenses	3,154
Total assets	241,792,691
Liabilities
Foreign currency (cost $(1,184))	1,186
Payable for:
Investments purchased	1,746,334
Capital shares redeemed	12,909
Management services fees	17,181
Distribution and/or service fees	39
Transfer agent fees	34,251
Compensation of board members	1,146
Other expenses	41,972
Deferred compensation of board members	30,596
Total liabilities	1,885,614
Net assets applicable to outstanding capital stock	$239,907,077
Represented by
Paid in capital	120,366,598
Total distributable earnings (loss)	119,540,479
Total - representing net assets applicable to outstanding capital stock	$239,907,077
Class A
Net assets	$1,897,130
Shares outstanding	113,049
Net asset value per share	$16.78
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.80
Institutional Class
Net assets	$192,730,244
Shares outstanding	12,037,926
Net asset value per share	$16.01
Institutional 2 Class
Net assets	$16,571,280
Shares outstanding	1,033,648
Net asset value per share	$16.03
Institutional 3 Class
Net assets	$28,705,565
Shares outstanding	1,762,188
Net asset value per share	$16.29
Class R
Net assets	$2,858
Shares outstanding	173
Net asset value per share(a)	$16.49

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
7

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$8,803,682
Dividends — affiliated issuers	173,987
European Union tax reclaim	203,198
Foreign taxes withheld	(288,605)
Total income	8,892,262
Expenses:
Management services fees	2,263,788
Distribution and/or service fees
Class A	4,670
Class R	14
Transfer agent fees
Class A	2,964
Institutional Class	300,878
Institutional 2 Class	9,396
Institutional 3 Class	2,072
Class R	4
Custodian fees	36,916
Printing and postage fees	14,579
Registration fees	85,254
Accounting services fees	36,390
Legal fees	18,802
Line of credit interest	14,692
Interest on interfund lending	3,840
Compensation of chief compliance officer	46
Compensation of board members	13,203
Deferred compensation of board members	8,870
Other	48,035
Total expenses	2,864,413
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(590,798)
Expense reduction	(40)
Total net expenses	2,273,575
Net investment income	6,618,687
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	39,253,139
Investments — affiliated issuers	(1,114)
Foreign currency translations	(206,050)
Net realized gain	39,045,975
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,805,206)
Investments — affiliated issuers	35
Foreign currency translations	753
Net change in unrealized appreciation (depreciation)	(6,804,418)
Net realized and unrealized gain	32,241,557
Net increase in net assets resulting from operations	$38,860,244
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Pyrford International Stock Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$6,618,687	$8,568,448
Net realized gain	39,045,975	27,486,704
Net change in unrealized appreciation (depreciation)	(6,804,418)	(8,213,346)
Net increase in net assets resulting from operations	38,860,244	27,841,806
Distributions to shareholders
Net investment income and net realized gains
Class A	(179,733)	(121,105)
Institutional Class	(20,396,498)	(17,662,362)
Institutional 2 Class	(2,069,898)	(1,735,998)
Institutional 3 Class	(8,648,269)	(8,624,892)
Class R	(287)	(196)
Total distributions to shareholders	(31,294,685)	(28,144,553)
Decrease in net assets from capital stock activity	(68,691,357)	(68,984,292)
Total decrease in net assets	(61,125,798)	(69,287,039)
Net assets at beginning of year	301,032,875	370,319,914
Net assets at end of year	$239,907,077	$301,032,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	12,798	203,908	15,324	225,615
Distributions reinvested	12,055	178,661	8,875	119,628
Shares redeemed	(20,840)	(338,654)	(17,067)	(260,005)
Net increase	4,013	43,915	7,132	85,238
Advisor Class
Shares sold	—	—	105,252	1,591,999
Shares redeemed	—	—	(14,712,299)	(215,519,842)
Net decrease	—	—	(14,607,047)	(213,927,843)
Institutional Class
Shares sold	235,986	3,627,094	14,780,136	213,377,668
Distributions reinvested	1,366,634	19,296,867	1,302,720	16,805,093
Shares redeemed	(2,332,500)	(35,091,204)	(3,326,418)	(45,812,073)
Net increase (decrease)	(729,880)	(12,167,243)	12,756,438	184,370,688
Institutional 2 Class
Shares sold	28,296	434,000	52,033	787,313
Distributions reinvested	146,593	2,069,898	134,469	1,735,998
Shares redeemed	(337,669)	(5,216,193)	(428,893)	(5,709,927)
Net decrease	(162,780)	(2,712,295)	(242,391)	(3,186,616)
Institutional 3 Class
Shares sold	292,310	4,541,281	516,474	7,413,686
Distributions reinvested	597,429	8,573,107	657,982	8,612,982
Shares redeemed	(4,394,778)	(66,970,122)	(3,624,491)	(52,352,427)
Net decrease	(3,505,039)	(53,855,734)	(2,450,035)	(36,325,759)
Total net decrease	(4,393,686)	(68,691,357)	(4,535,903)	(68,984,292)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Pyrford International Stock Fund  | 2026

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Columbia Pyrford International Stock Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$16.16	0.40 (c)	1.92	2.32	(0.41)	(1.29)	(1.70)
Year Ended 8/31/2025	$15.91	0.38	1.04	1.42	(0.42)	(0.75)	(1.17)
Year Ended 8/31/2024	$14.26	0.34	2.01	2.35	(0.41)	(0.29)	(0.70)
Year Ended 8/31/2023	$12.88	0.39	1.43	1.82	(0.44)	—	(0.44)
Year Ended 8/31/2022	$15.58	0.36	(2.61)	(2.25)	(0.36)	(0.09)	(0.45)
Institutional Class
Year Ended 8/31/2026	$15.49	0.41 (c)	1.84	2.25	(0.44)	(1.29)	(1.73)
Year Ended 8/31/2025	$15.31	0.42	0.97	1.39	(0.46)	(0.75)	(1.21)
Year Ended 8/31/2024	$13.77	0.36	1.92	2.28	(0.45)	(0.29)	(0.74)
Year Ended 8/31/2023	$12.45	0.39	1.40	1.79	(0.47)	—	(0.47)
Year Ended 8/31/2022	$14.07	0.27	(1.89)	(1.62)	—	—	—
Institutional 2 Class
Year Ended 8/31/2026	$15.51	0.40 (c)	1.86	2.26	(0.45)	(1.29)	(1.74)
Year Ended 8/31/2025	$15.33	0.39	1.01	1.40	(0.47)	(0.75)	(1.22)
Year Ended 8/31/2024	$13.77	0.40	1.91	2.31	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.45	0.40	1.41	1.81	(0.49)	—	(0.49)
Year Ended 8/31/2022	$14.07	0.28	(1.90)	(1.62)	—	—	—
Institutional 3 Class
Year Ended 8/31/2026	$15.74	0.34 (c)	1.96	2.30	(0.46)	(1.29)	(1.75)
Year Ended 8/31/2025	$15.53	0.39	1.04	1.43	(0.47)	(0.75)	(1.22)
Year Ended 8/31/2024	$13.94	0.39	1.95	2.34	(0.46)	(0.29)	(0.75)
Year Ended 8/31/2023	$12.60	0.42	1.41	1.83	(0.49)	—	(0.49)
Year Ended 8/31/2022(g)	$15.26	0.39	(2.55)	(2.16)	(0.41)	(0.09)	(0.50)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Pyrford International Stock Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$16.78	15.71%	1.39% (d),(e)	1.16% (d),(e),(f)	2.46% (c)	8%	$1,897
Year Ended 8/31/2025	$16.16	10.40%	1.36% (d)	1.15% (d),(f)	2.54%	6%	$1,762
Year Ended 8/31/2024	$15.91	17.16%	1.31% (d)	1.14% (d),(f)	2.35%	14%	$1,621
Year Ended 8/31/2023	$14.26	14.42%	1.28% (d)	1.09% (d),(f)	2.81%	7%	$2,049
Year Ended 8/31/2022	$12.88	(14.81% )	1.29% (d)	1.12% (d)	2.51%	17%	$1,686
Institutional Class
Year Ended 8/31/2026	$16.01	16.04%	1.14% (d),(e)	0.91% (d),(e),(f)	2.65% (c)	8%	$192,730
Year Ended 8/31/2025	$15.49	10.65%	1.11% (d)	0.91% (d),(f)	2.98%	6%	$197,823
Year Ended 8/31/2024	$15.31	17.26%	1.05% (d)	0.89% (d),(f)	2.58%	14%	$174
Year Ended 8/31/2023	$13.77	14.75%	1.03% (d)	0.84% (d),(f)	2.97%	7%	$3,028
Year Ended 8/31/2022	$12.45	(11.51% )	1.03% (d)	0.85% (d)	3.00%	17%	$1,256
Institutional 2 Class
Year Ended 8/31/2026	$16.03	16.12%	1.03% (d),(e)	0.81% (d),(e)	2.61% (c)	8%	$16,571
Year Ended 8/31/2025	$15.51	10.70%	1.00% (d)	0.83% (d)	2.70%	6%	$18,557
Year Ended 8/31/2024	$15.33	17.52%	1.00% (d)	0.83% (d)	2.91%	14%	$22,050
Year Ended 8/31/2023	$13.77	14.87%	0.94% (d)	0.75% (d)	3.02%	7%	$34,905
Year Ended 8/31/2022	$12.45	(11.51% )	0.92% (d)	0.75% (d)	3.12%	17%	$39,674
Institutional 3 Class
Year Ended 8/31/2026	$16.29	16.13%	0.97% (d),(e)	0.76% (d),(e)	2.13% (c)	8%	$28,706
Year Ended 8/31/2025	$15.74	10.82%	0.96% (d)	0.79% (d)	2.68%	6%	$82,888
Year Ended 8/31/2024	$15.53	17.53%	0.95% (d)	0.78% (d)	2.75%	14%	$119,859
Year Ended 8/31/2023	$13.94	14.86%	0.94% (d)	0.75% (d)	3.17%	7%	$126,568
Year Ended 8/31/2022 (g)	$12.60	(14.53% )	0.88% (d)	0.75% (d)	2.74%	17%	$109,460
The accompanying Notes to Financial Statements are an integral part of this statement.
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13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 8/31/2026	$15.91	0.35 (c)	1.89	2.24	(0.37)	(1.29)	(1.66)
Year Ended 8/31/2025	$15.68	0.33	1.03	1.36	(0.38)	(0.75)	(1.13)
Year Ended 8/31/2024	$14.06	0.31	1.98	2.29	(0.38)	(0.29)	(0.67)
Year Ended 8/31/2023	$12.71	0.34	1.42	1.76	(0.41)	—	(0.41)
Year Ended 8/31/2022	$14.42	0.29	(2.00)	(1.71)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 8/31/2026
Class A	0.01	0.08
Institutional Class	0.01	0.08
Institutional 2 Class	0.01	0.08
Institutional 3 Class	0.01	0.08
Class R	0.01	0.08

(d)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	8/31/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022
Class A	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class R	less than 0.01%	less than 0.01%	less than 0.01%	—%	—%

(e)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	8/31/2026
Class A	0.01%
Institutional Class	0.01%
Institutional 2 Class	0.01%
Institutional 3 Class	less than 0.01%
Class R	0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Redemption fees consisted of per share amounts less than $0.01.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Pyrford International Stock Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 8/31/2026	$16.49	15.43%	1.64% (d),(e)	1.41% (d),(e),(f)	2.15% (c)	8%	$3
Year Ended 8/31/2025	$15.91	10.12%	1.63% (d)	1.40% (d),(f)	2.22%	6%	$3
Year Ended 8/31/2024	$15.68	16.88%	1.57% (d)	1.41% (d),(f)	2.18%	14%	$3
Year Ended 8/31/2023	$14.06	14.10%	1.53% (d)	1.34% (d),(f)	2.54%	7%	$2
Year Ended 8/31/2022	$12.71	(11.86% )	1.53% (d)	1.35% (d)	2.87%	17%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Pyrford International Stock Fund  | 2026
15

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Pyrford International Stock Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Pyrford International Stock Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Pyrford International Stock Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
18
Columbia Pyrford International Stock Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.62% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Pyrford International Ltd. (Pyrford) to serve as the subadviser to the Fund. Pyrford is an affiliate of the Investment Manager. The Investment Manager compensates Pyrford to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Pyrford International Stock Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Institutional Class	0.16
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 0.50% of the Fund’s average daily net assets attributable to Class A and Class R shares, respectively. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	2,997

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
20
Columbia Pyrford International Stock Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.15	1.15
Institutional Class	0.90	0.90
Institutional 2 Class	0.79	0.84
Institutional 3 Class	0.74	0.78
Class R	1.40	1.40
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, foreign currency transactions and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(206,050)	(2,938,950)	3,145,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
8,085,783	23,208,902	31,294,685	10,816,388	17,328,165	28,144,553
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Pyrford International Stock Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
4,897,684	32,258,613	—	82,197,615
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
155,744,624	90,958,587	(8,760,972)	82,197,615
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $20,840,180 and $109,581,524, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $336 for the year ended August 31, 2026.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
22
Columbia Pyrford International Stock Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
The Fund’s activity in the Interfund Program during the year ended August 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,335,714	4.31	14
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2026.
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
For the year ended August 31, 2026, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
37,066,667	4.75	3
Interest expense incurred by the Fund is recorded as Line of credit interest in the Statement of Operations. The Fund had no outstanding borrowings at August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Columbia Pyrford International Stock Fund  | 2026
23

Notes to Financial Statements (continued)
August 31, 2026
Shareholder concentration risk
At August 31, 2026, two unaffiliated shareholders of record owned 59.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Pyrford International Stock Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Pyrford International Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Pyrford International Stock Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the four years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended August 31, 2022 and the financial highlights for each of the periods ended on August 31, 2022 indicated therein (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 25, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Pyrford International Stock Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
100.00%	$39,820,027	$94,938	$0.0064	$8,802,717	$0.59
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
26
Columbia Pyrford International Stock Fund  | 2026

 Approval of Management and Subadvisory
Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Pyrford International Stock Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Pyrford International Ltd (the Subadviser), an affiliate of the Investment Manager, the Subadviser provides portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Advisory Agreements.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Columbia Pyrford International Stock Fund  | 2026
27

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
28
Columbia Pyrford International Stock Fund  | 2026

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the Fund’s investment process) were being contemplated to help improve the Fund’s performance.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate and the Investment Manager’s willingness to take steps intended to improve performance.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  The Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and
Columbia Pyrford International Stock Fund  | 2026
29

Approval of Management and Subadvisory
Agreements (continued)
(Unaudited)
earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.  The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.
30
Columbia Pyrford International Stock Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Pyrford International Stock Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN319_(10/26)

Columbia Integrated Small Cap Growth Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Integrated Small Cap Growth Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 1.6%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	1,373	66,495
Interactive Media & Services 0.8%
EverQuote, Inc., Class A(a)	3,061	77,872
Yelp, Inc.(a)	9,332	208,570
Total		286,442
Media 0.6%
DoubleVerify Holdings, Inc.(a)	14,743	197,556
Total Communication Services		550,493
Consumer Discretionary 10.3%
Automobile Components 0.9%
Dana, Inc.	4,150	124,417
Dorman Products, Inc.(a)	934	120,346
XPEL, Inc.(a)	1,048	51,624
Total		296,387
Diversified Consumer Services 1.7%
American Public Education, Inc.(a)	3,799	173,424
Coursera, Inc.(a)	21,600	140,832
frontdoor, Inc.(a)	2,865	231,693
Total		545,949
Hotels, Restaurants & Leisure 2.9%
Life Time Group Holdings, Inc.(a)	10,674	448,521
Lindblad Expeditions Holdings, Inc.(a)	4,828	128,232
Rush Street Interactive, Inc.(a)	15,528	400,001
Total		976,754
Household Durables 0.6%
Lovesac Co. (The)(a)	13,539	211,141
Specialty Retail 2.8%
Abercrombie & Fitch Co., Class A(a)	2,528	361,706
Urban Outfitters, Inc.(a)	4,491	362,379
Warby Parker, Inc., Class A(a)	8,670	213,282
Total		937,367
Textiles, Apparel & Luxury Goods 1.4%
Steven Madden Ltd.	11,050	477,139
Total Consumer Discretionary		3,444,737
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.2%
Personal Care Products 0.2%
Niagen Bioscience, Inc.(a)	16,687	52,230
Total Consumer Staples		52,230
Energy 7.0%
Energy Equipment & Services 4.0%
Helix Energy Solutions Group, Inc.(a)	27,114	279,274
Kodiak Gas Services, Inc.	7,475	439,306
Oceaneering International, Inc.(a)	1,558	80,642
Oil States International, Inc.(a)	10,162	89,629
Tidewater, Inc.(a)	4,933	459,361
Total		1,348,212
Oil, Gas & Consumable Fuels 3.0%
Par Pacific Holdings, Inc.(a)	7,243	578,860
Riley Exploration Permian, Inc.	11,027	430,384
Total		1,009,244
Total Energy		2,357,456
Financials 11.7%
Banks 2.3%
First Business Financial Services, Inc.	5,481	382,958
Orange County Bancorp, Inc.	10,140	384,813
Total		767,771
Capital Markets 2.1%
Acadian Asset Management, Inc.	5,614	528,839
BGC Group, Inc., Class A	13,866	166,530
Total		695,369
Consumer Finance 2.6%
LendingClub Corp.(a)	13,100	230,298
OppFi, Inc.(a)	45,201	313,243
Regional Management Corp.	10,725	344,165
Total		887,706
Financial Services 3.5%
Flywire Corp.(a)	18,502	349,503
Payoneer Global, Inc.(a)	33,792	240,261
Remitly Global, Inc.(a)	21,782	582,451
Total		1,172,215
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.2%
Oscar Health, Inc., Class A(a)	13,150	393,974
Total Financials		3,917,035
Health Care 30.8%
Biotechnology 17.7%
Absci Corp.(a)	13,544	122,438
ACADIA Pharmaceuticals, Inc.(a)	5,287	152,847
Alkermes PLC(a)	2,171	102,015
Annexon, Inc.(a)	17,524	86,568
Apogee Therapeutics, Inc.(a)	720	97,258
Arcutis Biotherapeutics, Inc.(a)	6,713	160,911
Biohaven Ltd.(a)	5,925	90,475
BridgeBio Pharma, Inc.(a)	5,652	432,887
CG Oncology, Inc.(a)	3,573	268,547
Climb Bio, Inc.(a)	2,841	39,007
Cytokinetics, Inc.(a)	1,855	131,538
Dianthus Therapeutics, Inc.(a)	2,227	235,193
Erasca, Inc.(a)	3,753	67,104
Ideaya Biosciences, Inc.(a)	2,586	103,699
Immunome, Inc.(a)	3,477	95,305
Insmed, Inc.(a)	3,630	442,207
Janux Therapeutics, Inc.(a)	1,370	24,961
Kailera Therapeutics, Inc.(a)	4,051	62,385
Krystal Biotech, Inc.(a)	499	179,321
Legend Biotech Corp., ADR(a)	2,466	51,243
Madrigal Pharmaceuticals, Inc.(a)	811	437,964
Mirum Pharmaceuticals, Inc.(a)	2,754	270,030
NewAmsterdam Pharma Co. NV(a)	7,264	184,070
Praxis Precision Medicines, Inc.(a)	298	104,389
Protagonist Therapeutics, Inc.(a)	1,151	170,060
Revolution Medicines, Inc.(a)	2,301	473,017
Rhythm Pharmaceuticals, Inc.(a)	1,628	172,780
Scholar Rock Holding Corp.(a)	3,112	176,762
Solid Biosciences, Inc.(a)	10,652	102,046
Stoke Therapeutics, Inc.(a)	2,129	66,425
Summit Therapeutics, Inc.(a)	1,666	22,691
Travere Therapeutics, Inc.(a)	1,350	89,478
Twist Bioscience Corp.(a)	689	95,771
Ultragenyx Pharmaceutical, Inc.(a)	2,001	50,445
Common Stocks (continued)
Issuer	Shares	Value ($)
Vaxcyte, Inc.(a)	3,726	226,317
Viking Therapeutics, Inc.(a)	4,125	135,217
Xenon Pharmaceuticals, Inc.(a)	1,211	72,926
Zenas Biopharma, Inc.(a)	3,467	112,053
Total		5,908,350
Health Care Equipment & Supplies 6.7%
AtriCure, Inc.(a)	12,622	610,274
AxoGen, Inc.(a)	5,285	268,267
Glaukos Corp.(a)	1,554	279,036
Haemonetics Corp.(a)	1,207	124,405
Inspire Medical Systems, Inc.(a)	3,460	217,945
iRhythm Holdings, Inc.(a)	630	74,932
Lantheus Holdings, Inc.(a)	2,655	268,049
Sanara MedTech, Inc.(a)	4,225	147,368
Tactile Systems Technology, Inc.(a)	11,156	256,365
Total		2,246,641
Health Care Providers & Services 3.8%
Alignment Healthcare, Inc.(a)	18,735	251,049
Astrana Health, Inc.(a)	3,250	123,858
BrightSpring Health Services, Inc.(a)	4,075	237,980
LifeStance Health Group, Inc.(a)	19,542	241,539
Progyny, Inc.(a)	2,299	58,831
Viemed Healthcare, Inc.(a)	39,179	346,342
Total		1,259,599
Health Care Technology 0.9%
Phreesia, Inc.(a)	24,533	299,548
Pharmaceuticals 1.7%
Crinetics Pharmaceuticals, Inc.(a)	2,225	189,014
Definium Therapeutics, Inc.(a)	1,895	75,269
Enliven Therapeutics, Inc.(a)	2,159	124,984
EyePoint, Inc.(a)	5,646	25,407
Ligand Pharmaceuticals, Inc.(a)	306	86,935
Liquidia Corp.(a)	1,162	79,214
Total		580,823
Total Health Care		10,294,961
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Integrated Small Cap Growth Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 13.9%
Aerospace & Defense 3.8%
AAR Corp.(a)	2,742	354,513
Moog, Inc., Class A	828	307,602
Satellogic, Inc., Class A(a)	34,800	169,476
V2X, Inc.(a)	5,584	430,862
Total		1,262,453
Construction & Engineering 4.3%
Argan, Inc.	810	344,242
Bowman Consulting Group Ltd.(a)	15,773	671,772
Legence Corp., Class A(a)	6,300	337,491
Tutor Perini Corp.	960	84,979
Total		1,438,484
Electrical Equipment 1.3%
American Superconductor Corp.(a)	5,723	164,307
Amprius Technologies, Inc.(a)	7,244	71,571
Vicor Corp.(a)	1,067	200,255
Total		436,133
Ground Transportation 0.5%
Covenant Logistics Group, Inc., Class A	4,300	152,005
Machinery 0.8%
Enerpac Tool Group Corp.	3,100	115,692
FreightCar America, Inc.(a)	8,900	61,321
Twin Disc, Inc.	4,065	93,292
Total		270,305
Passenger Airlines 1.0%
Allegiant Travel Co.(a)	4,525	344,126
Professional Services 0.8%
Legalzoom.com, Inc.(a)	15,376	95,792
Upwork, Inc.(a)	19,828	179,047
Total		274,839
Trading Companies & Distributors 1.4%
Karat Packaging, Inc.	9,641	459,297
Total Industrials		4,637,642
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 16.9%
Communications Equipment 0.5%
Applied Optoelectronics, Inc.(a)	483	52,014
Calix, Inc.(a)	2,109	80,395
KVH Industries, Inc.(a)	7,193	54,379
Total		186,788
Electronic Equipment, Instruments & Components 1.9%
Fabrinet(a)	219	90,432
nLight, Inc.(a)	7,916	334,609
Ouster, Inc.(a)	6,217	214,114
Total		639,155
Semiconductors & Semiconductor Equipment 5.5%
ACM Research, Inc., Class A(a)	5,060	368,469
Ambarella, Inc.(a)	1,303	90,402
Ambiq Micro, Inc.(a)	1,775	103,500
Axcelis Technologies, Inc.(a)	850	98,031
Ceva, Inc.(a)	11,250	304,313
Diodes, Inc.(a)	2,930	266,044
Formfactor, Inc.(a)	1,774	178,482
Ichor Holdings Ltd.(a)	1,800	96,426
inTEST Corp.(a)	16,256	175,565
Rambus, Inc.(a)	757	65,624
SiTime Corp.(a)	145	81,986
Total		1,828,842
Software 9.0%
Appian Corp.(a)	5,960	255,982
Arteris, Inc.(a)	6,450	141,126
Clear Secure, Inc., Class A	9,290	410,154
Freshworks, Inc., Class A(a)	40,444	562,980
Intapp, Inc.(a)	1,897	82,273
PagerDuty, Inc.(a)	28,608	404,517
Sprout Social, Inc., Class A(a)	19,639	223,492
Vertex, Inc.(a)	37,500	531,000
Viant Technology, Inc., Class A(a)	30,031	386,799
Total		2,998,323
Total Information Technology		5,653,108
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 5.1%
Chemicals 0.5%
Sensient Technologies Corp.	1,290	174,073
Metals & Mining 4.6%
Century Aluminum Co.(a)	10,129	463,604
Compass Minerals International, Inc.(a)	7,800	193,908
Constellium SE(a)	3,234	85,475
Kaiser Aluminum Corp.	1,647	261,511
SSR Mining, Inc.	14,050	528,420
Total		1,532,918
Total Materials		1,706,991
Real Estate 1.7%
Health Care REITs 0.5%
Strawberry Fields REIT, Inc.	10,693	144,248
Retail REITs 0.7%
CBL & Associates Properties, Inc.	3,202	175,117
Tanger, Inc.	1,609	60,676
Total		235,793
Specialized REITs 0.5%
Outfront Media, Inc.	5,895	173,195
Total Real Estate		553,236
Total Common Stocks (Cost $29,161,730)		33,167,889

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Metsera, Inc., CVR(a),(b),(c)	1,293	5,819
Total Health Care		5,819
Total Rights (Cost $3,715)		5,819

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.871%(d),(e)	300,026	299,876
Total Money Market Funds (Cost $299,833)		299,876
Total Investments in Securities (Cost: $29,465,278)		33,473,584
Other Assets & Liabilities, Net		(49,666)
Net Assets		33,423,918
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At August 31, 2026, the total market value of these securities amounted to $5,819, which represents 0.02% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Metsera, Inc., CVR	07/14/2025-11/11/2025	1,293	3,715	5,819

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Integrated Small Cap Growth Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Notes to Portfolio of Investments (continued)
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the year ended August 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.871%
	334,573	10,127,732	(10,162,471)	42	299,876	(243)	16,711	300,026
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	550,493	—	—	550,493
Consumer Discretionary	3,444,737	—	—	3,444,737
Consumer Staples	52,230	—	—	52,230
Energy	2,357,456	—	—	2,357,456
Financials	3,917,035	—	—	3,917,035
Health Care	10,294,961	—	—	10,294,961
Industrials	4,637,642	—	—	4,637,642
Information Technology	5,653,108	—	—	5,653,108
Materials	1,706,991	—	—	1,706,991
Real Estate	553,236	—	—	553,236
Total Common Stocks	33,167,889	—	—	33,167,889
Rights
Health Care	—	—	5,819	5,819
Total Rights	—	—	5,819	5,819
Money Market Funds	299,876	—	—	299,876
Total Investments in Securities	33,467,765	—	5,819	33,473,584
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Integrated Small Cap Growth Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $29,165,445)	$33,173,708
Affiliated issuers (cost $299,833)	299,876
Receivable for:
Capital shares sold	253
Dividends	5,927
Foreign tax reclaims	42
Expense reimbursement due from Investment Manager	1,147
Prepaid expenses	2,717
Total assets	33,483,670
Liabilities
Payable for:
Capital shares redeemed	6,037
Management services fees	2,347
Distribution and/or service fees	432
Transfer agent fees	4,563
Accounting services fees	16,412
Custodian fees	4,682
Compensation of board members	981
Other expenses	3,473
Deferred compensation of board members	20,825
Total liabilities	59,752
Net assets applicable to outstanding capital stock	$33,423,918
Represented by
Paid in capital	21,705,516
Total distributable earnings (loss)	11,718,402
Total - representing net assets applicable to outstanding capital stock	$33,423,918
Class A
Net assets	$23,785,711
Shares outstanding	1,497,499
Net asset value per share	$15.88
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.85
Institutional Class
Net assets	$9,638,207
Shares outstanding	523,108
Net asset value per share	$18.42
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
9

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$83,965
Dividends — affiliated issuers	16,711
Foreign taxes withheld	(63)
Total income	100,613
Expenses:
Management services fees	253,293
Distribution and/or service fees
Class A	47,090
Transfer agent fees
Class A	34,906
Institutional Class	12,055
Custodian fees	11,256
Printing and postage fees	15,394
Registration fees	41,595
Accounting services fees	33,225
Legal fees	15,761
Compensation of chief compliance officer	4
Compensation of board members	10,982
Deferred compensation of board members	6,520
Other	7,090
Total expenses	489,171
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(146,787)
Expense reduction	(284)
Total net expenses	342,100
Net investment loss	(241,487)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,949,202
Investments — affiliated issuers	(243)
Net realized gain	8,948,959
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,050,730)
Investments — affiliated issuers	42
Net change in unrealized appreciation (depreciation)	(1,050,688)
Net realized and unrealized gain	7,898,271
Net increase in net assets resulting from operations	$7,656,784
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Integrated Small Cap Growth Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment loss	$(241,487)	$(189,742)
Net realized gain	8,948,959	4,388,999
Net change in unrealized appreciation (depreciation)	(1,050,688)	(231,450)
Net increase in net assets resulting from operations	7,656,784	3,967,807
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,606,674)	(2,742,518)
Institutional Class	(861,058)	(475,241)
Total distributions to shareholders	(4,467,732)	(3,217,759)
Increase in net assets from capital stock activity	5,805,173	597,904
Total increase in net assets	8,994,225	1,347,952
Net assets at beginning of year	24,429,693	23,081,741
Net assets at end of year	$33,423,918	$24,429,693
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
11

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	62,236	906,471	21,746	300,279
Distributions reinvested	264,913	3,573,684	191,927	2,715,770
Shares redeemed	(261,572)	(3,762,859)	(178,064)	(2,403,706)
Net increase	65,577	717,296	35,609	612,343
Advisor Class
Shares sold	—	—	129	3,233
Shares redeemed	—	—	(178,810)	(3,149,957)
Net decrease	—	—	(178,681)	(3,146,724)
Institutional Class
Shares sold	525,476	8,788,369	217,769	3,871,430
Distributions reinvested	55,019	859,943	29,604	473,954
Shares redeemed	(260,793)	(4,560,435)	(78,856)	(1,213,099)
Net increase	319,702	5,087,877	168,517	3,132,285
Total net increase	385,279	5,805,173	25,445	597,904
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Integrated Small Cap Growth Fund  | 2026

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Columbia Integrated Small Cap Growth Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$14.69	(0.13)	3.94	3.81	(2.62)	(2.62)
Year Ended 8/31/2025	$14.14	(0.12)	2.69	2.57	(2.02)	(2.02)
Year Ended 8/31/2024	$12.09	(0.07)	2.12	2.05	—	—
Year Ended 8/31/2023	$11.71	(0.06)	1.04	0.98	(0.60)	(0.60)
Year Ended 8/31/2022(d)	$23.20	(0.12)	(4.08)	(4.20)	(7.29)	(7.29)
Institutional Class
Year Ended 8/31/2026	$16.66	(0.11)	4.53	4.42	(2.66)	(2.66)
Year Ended 8/31/2025	$15.76	(0.10)	3.02	2.92	(2.02)	(2.02)
Year Ended 8/31/2024	$13.47	(0.04)	2.33	2.29	—	—
Year Ended 8/31/2023	$12.94	(0.04)	1.17	1.13	(0.60)	(0.60)
Year Ended 8/31/2022(f)	$14.46	(0.04)	(1.48)	(1.52)	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Redemption fees consisted of per share amounts less than $0.01.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Integrated Small Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$15.88	29.13%	1.70%	1.20% (c)	(0.87% )	110%	$23,786
Year Ended 8/31/2025	$14.69	18.73%	1.86%	1.21% (c)	(0.86% )	78%	$21,042
Year Ended 8/31/2024	$14.14	16.96%	1.71%	1.21% (c)	(0.56% )	58%	$19,746
Year Ended 8/31/2023	$12.09	8.89%	1.65%	1.19% (c)	(0.52% )	58%	$21,070
Year Ended 8/31/2022 (d)	$11.71	(24.43% )	1.60% (e)	1.22% (e)	(0.78% )	54%	$21,895
Institutional Class
Year Ended 8/31/2026	$18.42	29.35%	1.48%	0.99% (c)	(0.64% )	110%	$9,638
Year Ended 8/31/2025	$16.66	19.06%	1.61%	0.99% (c)	(0.66% )	78%	$3,388
Year Ended 8/31/2024	$15.76	17.00%	1.48%	0.99% (c)	(0.28% )	58%	$550
Year Ended 8/31/2023	$13.47	9.21%	1.46%	0.99% (c)	(0.32% )	58%	$30,639
Year Ended 8/31/2022 (f)	$12.94	(10.51% )	1.45%	0.98%	(0.58% )	54%	$34,566
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Small Cap Growth Fund  | 2026
15

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Integrated Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency
16
Columbia Integrated Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Integrated Small Cap Growth Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2026 was 0.85% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
18
Columbia Integrated Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Institutional Class	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $284.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	6,892

Columbia Integrated Small Cap Growth Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Class A	1.24
Institutional Class	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, trustees’ deferred compensation, net operating loss reclassification and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications. The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
225,907	(225,907)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026			Year Ended August 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
1,059,192	3,408,540	4,467,732	—	3,217,759	3,217,759
20
Columbia Integrated Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
2,793,912	5,244,249	—	3,701,066
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
29,772,518	6,661,473	(2,960,407)	3,701,066
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $33,106,703 and $31,954,910, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended August 31, 2026.
Columbia Integrated Small Cap Growth Fund  | 2026
21

Notes to Financial Statements (continued)
August 31, 2026
Note 8. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, two unaffiliated shareholders of record owned 52.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
22
Columbia Integrated Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Integrated Small Cap Growth Fund  | 2026
23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Integrated Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Integrated Small Cap Growth Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the four years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended August 31, 2022 and the financial highlights for each of the periods ended on August 31, 2022 indicated therein (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 25, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
24
Columbia Integrated Small Cap Growth Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
6.25%	5.86%	$6,179,017
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Integrated Small Cap Growth Fund  | 2026
25

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Integrated Small Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund.  The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
26
Columbia Integrated Small Cap Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median relative to its peers based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Integrated Small Cap Growth Fund  | 2026
27

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
28
Columbia Integrated Small Cap Growth Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Integrated Small Cap Growth Fund  | 2026
29

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Integrated Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN318_(10/26)

Columbia Ultra Short Duration Municipal Bond Fund
Annual Financial Statements and Additional Information
August 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund | 2026

Portfolio of Investments
August 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Series 2016 (Landesbank Hessen-Thüringen)
08/01/2044	3.000%	1,000,000	1,000,000
New York City Water & Sewer System(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.000%	1,000,000	1,000,000
Total			2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 79.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.7%
Black Belt Energy Gas District
Revenue Bonds
Series 2024C (Mandatory Put 07/01/31)
05/01/2055	5.000%	1,000,000	1,044,287
Southeast Energy Authority A Cooperative District
Series 2025E
10/01/2030	5.000%	1,000,000	1,058,693
Total			2,102,980
Arizona 1.8%
Arizona Board of Regents
Refunding Revenue Bonds
Arizona State University
Series 2026
07/01/2028	5.000%	345,000	359,329
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022 (Mandatory Put 09/01/27)
09/01/2052	5.000%	1,000,000	1,009,769
Total			1,369,098
California 6.2%
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	1,415,000	1,484,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series 2026D
07/01/2027	5.000%	1,000,000	1,020,929
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2025C
07/01/2028	5.000%	310,000	323,965
San Francisco City & County Airport Commission(c)
Refunding Revenue Bonds
Second Series 2018
05/01/2027	5.000%	1,000,000	1,014,401
William S Hart Union High School District(d)
Unlimited General Obligation Bonds
2001 Election
Series 2005B (AGM)
09/01/2026	0.000%	1,000,000	999,933
Total			4,843,548
Colorado 5.9%
Adams & Arapahoe Joint School District 28J Aurora
Unlimited General Obligation Bonds
Series 2025
12/01/2026	5.500%	1,000,000	1,007,469
City & County of Denver Airport System(c)
Revenue Bonds
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,026,090
Colorado Health Facilities Authority
Revenue Bonds
AdventHealth Obligated Group
Series 2026
11/15/2029	5.000%	500,000	527,818
Colorado Housing and Finance Authority
Revenue Bonds
Multi-Family Project Bond
Series 2024I
10/01/2027	3.100%	2,000,000	2,003,851
Total			4,565,228
Connecticut 1.6%
State of Connecticut Special Tax Revenue
Refunding Revenue Bonds
Transportation Infrastructure
Series 2025
07/01/2027	5.000%	1,250,000	1,275,399
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
3

Portfolio of Investments (continued)
August 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.3%
District of Columbia
Unlimited General Obligation Bonds
Series 2026A
06/01/2028	5.000%	250,000	260,623
Florida 3.6%
Brevard County Health Facilities Authority
Refunding Revenue Bonds
Health First Obligated Group
Series 2024
04/01/2028	5.000%	750,000	776,268
County of Broward Airport System(c)
Revenue Bonds
Series 2019G (AMBAC)
10/01/2027	5.000%	1,000,000	1,021,388
Greater Orlando Aviation Authority(c)
Prerefunded 10/01/27 Revenue Bonds
Subordinated Series 2017A
10/01/2030	5.000%	1,000,000	1,024,439
Total			2,822,095
Georgia 1.4%
Main Street Natural Gas, Inc.
Prerefunded 09/01/26 Revenue Bonds
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	1,075,000	1,075,000
Illinois 2.2%
County of Cook(e)
Unlimited General Obligation Refunding Bonds
Series 2026A
11/15/2027	5.000%	750,000	770,532
Metropolitan Pier & Exposition Authority(d)
Refunding Revenue Bonds
McCormick Place
Series 2010B (AGM)
06/15/2027	0.000%	1,000,000	977,456
Total			1,747,988
Iowa 1.3%
Guthrie County Hospital
Revenue Bonds
Series 2026 BANS
02/01/2029	4.500%	1,000,000	998,393
Kentucky 2.2%
Kentucky Public Energy Authority(b)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	1,000,000	1,050,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Turnpike Authority
Refunding Revenue Bonds
Revitalization Projects
Series 2026
07/01/2027	5.000%	665,000	678,013
Total			1,728,673
Maryland 2.7%
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2025B
08/01/2028	5.000%	2,000,000	2,091,604
Massachusetts 1.4%
City of Quincy
Limited General Obligation Notes
Series 2026 BANS
08/13/2027	5.000%	750,000	765,686
Massachusetts Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2025C-3
12/01/2029	3.100%	325,000	325,317
Total			1,091,003
Michigan 0.4%
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Henry Ford Health
Series 2026A-1
11/15/2028	5.000%	300,000	312,527
Minnesota 2.4%
State of Minnesota
Unlimited General Obligation Bonds
Series 2021A
09/01/2028	5.000%	1,815,000	1,900,499
Missouri 3.2%
City of St. Louis Airport(c)
Refunding Revenue Bonds
Series 2017B (AGM)
07/01/2027	5.000%	1,005,000	1,022,001
Missouri Public Utilities Commission
Refunding Revenue Notes
Interim Construction Notes
Series 2026
10/01/2027	4.000%	1,500,000	1,507,993
Total			2,529,994
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.3%
County of Clark Department of Aviation(c)
Refunding Revenue Bonds
Junior Subordinated Series 2021B
07/01/2027	5.000%	1,000,000	1,017,331
New Hampshire 1.0%
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/03/27)
06/01/2040	3.300%	750,000	751,027
New Jersey 2.2%
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Subordinated Series 2025D-2
11/01/2026	2.850%	1,000,000	1,000,050
New Jersey Transportation Trust Fund Authority(d)
Revenue Bonds
Capital Appreciation
Series 2010A
12/15/2026	0.000%	750,000	743,567
Total			1,743,617
New York 8.0%
Lowville Academy Central School District
Unlimited General Obligation Notes
Series 2025 RANS
10/07/2026	4.000%	500,000	500,248
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2024
11/01/2027	5.000%	750,000	771,573
New York State Housing Finance Agency
Revenue Bonds
Sustainable Bonds
Series 2025E (Mandatory Put 05/01/30)
11/01/2065	3.150%	1,000,000	995,477
Pavilion Central School District
Unlimited General Obligation Notes
Series 2026 BANS
08/06/2027	4.000%	1,000,000	1,008,198
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2024-246
09/01/2026	5.000%	2,000,000	2,000,103
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Lloyd
Limited General Obligation Notes
Series 2026 BANS
02/05/2027	3.750%	1,000,000	1,000,985
Total			6,276,584
North Carolina 1.3%
Cumberland County Industrial Facilities & Pollution Control Financing Authority(b),(c)
Revenue Bonds
Project Aero
Series 2025 (Mandatory Put 12/01/26)
12/01/2027	3.125%	1,000,000	1,000,102
Ohio 1.0%
Ohio Higher Educational Facility Commission
Refunding Revenue Bonds
Xavier University 2020 Project
Series 2020
05/01/2027	5.000%	735,000	742,562
Oklahoma 0.6%
Stillwater Utilities Authority
Refunding Revenue Bonds
Series 2025A
10/01/2026	5.000%	500,000	500,838
Pennsylvania 1.3%
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
Series 2026
04/01/2028	5.000%	1,000,000	1,035,797
Rhode Island 1.3%
Rhode Island Student Loan Authority(c)
Revenue Bonds
Series 2020A
12/01/2027	5.000%	1,000,000	1,022,314
Tennessee 1.3%
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	1,000,000	1,023,108
Texas 14.6%
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2028	5.000%	1,000,000	1,044,563
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
5

Portfolio of Investments (continued)
August 31, 2026
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of San Antonio Electric & Gas Systems
Refunding Revenue Bonds
Series 2026B
02/01/2028	5.000%	1,000,000	1,032,642
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2027	5.000%	830,000	847,660
Cypress-Fairbanks Independent School District
Unlimited General Obligation Refunding Bonds
Series 2026
02/15/2028	5.000%	800,000	828,319
Dallas County Utility & Reclamation District
Unlimited General Obligation Refunding Bonds
Series 2016
02/15/2028	5.000%	895,000	921,622
Fort Worth Independent School District
Unlimited General Obligation Bonds
Series 2021A
02/15/2029	5.000%	1,400,000	1,477,015
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Series 2025A
02/15/2028	5.000%	500,000	516,828
Lower Colorado River Authority
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2025
05/15/2028	5.000%	1,000,000	1,036,935
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	1,000,000	1,004,109
North Texas Municipal Water District Water System
Refunding Revenue Bonds
Series 2025
09/01/2027	5.000%	150,000	153,573
Pasadena Independent School District
Unlimited General Obligation Refunding Bonds
Series 2023B
02/15/2027	5.000%	1,250,000	1,263,928
State of Texas
Unlimited General Obligation Refunding Bonds
Series 2025
10/01/2029	5.000%	500,000	532,853
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	751,123
Total			11,411,170
Virginia 2.6%
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,031,463
Washington 1.6%
Port of Seattle(c)
Revenue Bonds
Series 2025B
10/01/2028	5.000%	250,000	259,613
State of Washington(d)
Unlimited General Obligation Bonds
Series 2007E
12/01/2027	0.000%	1,000,000	967,148
Total			1,226,761
Wisconsin 2.0%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2024-2
05/01/2027	5.000%	1,500,000	1,524,993
Total Municipal Bonds (Cost $62,062,566)			62,022,319

Municipal Short Term 14.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.6%
California Pollution Control Financing Authority(b),(c),(f)
Refunding Revenue Bonds
Series 2024 (Mandatory Put 08/17/26)
07/01/2043	3.000%	500,000	499,337
Revenue Bonds
Republic Services, Inc. Project
Series 2018 (Mandatory Put 10/15/26)
11/01/2042	2.950%	750,000	749,707
Total			1,249,044
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Portfolio of Investments (continued)
August 31, 2026
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 1.3%
State of Illinois Sales Tax
Revenue Bonds
Series 2026
06/15/2027	2.810%	1,000,000	1,016,978
Kansas 1.3%
City of Fort Scott
Unlimited General Obligation Notes
Series 2026
07/01/2027	3.040%	1,000,000	1,007,820
Massachusetts 2.0%
City of Fall River
Limited General Obligation Notes
Series 2026
01/29/2027	2.820%	1,583,000	1,590,213
Mississippi 1.3%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.370%	1,000,000	1,004,361
New York 2.6%
Hammond Central School District
Unlimited General Obligation Notes
Series 2026
06/24/2027	2.870%	1,000,000	1,008,947
South Lewis Central School District
Unlimited General Obligation Notes
Series 2026
06/29/2027	2.870%	1,000,000	1,009,094
Total			2,018,041
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Pennsylvania 1.3%
School District of Philadelphia (The)(e)
Revenue Notes
Series 2026
06/30/2027	2.920%	1,000,000	1,016,720
Rhode Island 1.3%
Narragansett Bay Commission
Revenue Notes
Series 2026
08/12/2027	2.680%	1,000,000	1,012,188
Wisconsin 1.9%
PMA Levy & Aid Anticipation Notes Program
Revenue Bonds
Series 2025
09/24/2026	3.140%	1,500,000	1,501,719
Total Municipal Short Term (Cost $11,417,069)			11,417,084

Money Market Funds 4.8%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.213%(g)	3,735,037	3,735,411
Total Money Market Funds (Cost $3,735,037)		3,735,411
Total Investments in Securities (Cost $79,214,672)		79,174,814
Other Assets & Liabilities, Net		(1,103,389)
Net Assets		$78,071,425
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2026.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $1,249,044, which represents 1.60% of total net assets.

(g)	The rate shown is the seven-day current annualized yield at August 31, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
7

Portfolio of Investments (continued)
August 31, 2026
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FHA	Federal Housing Administration
HUD	U.S. Department of Housing and Urban Development
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by Columbia Management Investment Advisers, LLC (the Investment Manager), along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of the Investment Manager report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	62,022,319	—	62,022,319
Municipal Short Term	—	11,417,084	—	11,417,084
Money Market Funds	3,735,411	—	—	3,735,411
Total Investments in Securities	3,735,411	75,439,403	—	79,174,814
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $79,214,672)	$79,174,814
Receivable for:
Capital shares sold	163,472
Dividends	11,536
Interest	879,541
Expense reimbursement due from Investment Manager	930
Prepaid expenses	2,824
Total assets	80,233,117
Liabilities
Due to custodian	8,132
Payable for:
Investments purchased on a delayed delivery basis	1,787,685
Capital shares redeemed	135,129
Distributions to shareholders	177,191
Management services fees	1,347
Distribution and/or service fees	45
Transfer agent fees	6,992
Compensation of board members	1,010
Other expenses	20,261
Deferred compensation of board members	23,900
Total liabilities	2,161,692
Net assets applicable to outstanding capital stock	$78,071,425
Represented by
Paid in capital	81,063,625
Total distributable earnings (loss)	(2,992,200)
Total - representing net assets applicable to outstanding capital stock	$78,071,425
Class A
Net assets	$3,619,651
Shares outstanding	362,139
Net asset value per share	$10.00
Institutional Class
Net assets	$74,451,774
Shares outstanding	7,444,540
Net asset value per share	$10.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
9

Statement of Operations
Year Ended August 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$113,219
Interest	2,041,105
Total income	2,154,324
Expenses:
Management services fees	152,378
Distribution and/or service fees
Class A	6,423
Transfer agent fees
Class A	4,210
Institutional Class	67,273
Custodian fees	1,751
Printing and postage fees	12,019
Registration fees	43,737
Accounting services fees	33,225
Legal fees	16,315
Compensation of chief compliance officer	9
Compensation of board members	11,389
Deferred compensation of board members	7,182
Other	7,507
Total expenses	363,418
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(124,780)
Expense reduction	(20)
Total net expenses	238,618
Net investment income	1,915,706
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(46,989)
Net realized loss	(46,989)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(290,102)
Net change in unrealized appreciation (depreciation)	(290,102)
Net realized and unrealized loss	(337,091)
Net increase in net assets resulting from operations	$1,578,615
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Statement of Changes in Net Assets

	Year Ended August 31, 2026	Year Ended August 31, 2025
Operations
Net investment income	$1,915,706	$2,261,597
Net realized gain (loss)	(46,989)	96,286
Net change in unrealized appreciation (depreciation)	(290,102)	(79,166)
Net increase in net assets resulting from operations	1,578,615	2,278,717
Distributions to shareholders
Net investment income and net realized gains
Class A	(107,436)	(114,864)
Advisor Class	—	(568,935)
Institutional Class	(1,803,573)	(1,648,465)
Total distributions to shareholders	(1,911,009)	(2,332,264)
Increase (decrease) in net assets from capital stock activity	10,013,482	(18,723,796)
Total increase (decrease) in net assets	9,681,088	(18,777,343)
Net assets at beginning of year	68,390,337	87,167,680
Net assets at end of year	$78,071,425	$68,390,337

	Year Ended		Year Ended
	August 31, 2026		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	172,034	1,725,151	144,437	1,445,089
Distributions reinvested	10,716	107,295	11,476	114,863
Shares redeemed	(270,850)	(2,717,115)	(52,190)	(522,215)
Net increase (decrease)	(88,100)	(884,669)	103,723	1,037,737
Advisor Class
Shares sold	—	—	127,381	1,274,573
Distributions reinvested	—	—	38,695	387,130
Shares redeemed	—	—	(8,262,916)	(82,587,579)
Net decrease	—	—	(8,096,840)	(80,925,876)
Institutional Class
Shares sold	4,097,225	41,098,553	8,510,223	85,195,442
Distributions reinvested	163,189	1,634,384	146,235	1,463,951
Shares redeemed	(3,177,320)	(31,834,786)	(2,546,767)	(25,495,050)
Net increase	1,083,094	10,898,151	6,109,691	61,164,343
Total net increase (decrease)	994,994	10,013,482	(1,883,426)	(18,723,796)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 8/31/2026	$10.04	0.25	(0.04)	0.21	(0.25)	(0.25)
Year Ended 8/31/2025	$10.04	0.29	0.01	0.30	(0.30)	(0.30)
Year Ended 8/31/2024	$9.97	0.28	0.09	0.37	(0.30)	(0.30)
Year Ended 8/31/2023	$9.98	0.20	0.00	0.20	(0.21)	(0.21)
Year Ended 8/31/2022	$10.11	0.06	(0.13)	(0.07)	(0.06)	(0.06)
Institutional Class
Year Ended 8/31/2026	$10.04	0.27	(0.04)	0.23	(0.27)	(0.27)
Year Ended 8/31/2025	$10.04	0.30	0.01	0.31	(0.31)	(0.31)
Year Ended 8/31/2024	$9.97	0.30	0.08	0.38	(0.31)	(0.31)
Year Ended 8/31/2023	$9.98	0.22	(0.01)(f)	0.21	(0.22)	(0.22)
Year Ended 8/31/2022(g)	$10.07	0.07	(0.10)	(0.03)	(0.06)	(0.06)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(g)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2026	$10.00	2.14%	0.65%	0.47% (c)	2.51%	68%	$3,620
Year Ended 8/31/2025	$10.04	3.04%	0.63%	0.45% (c)	2.92%	38%	$4,518
Year Ended 8/31/2024	$10.04	3.75%	0.55% (d)	0.47% (c),(d)	2.85%	36%	$3,478
Year Ended 8/31/2023	$9.97	2.03%	0.50% (d)	0.48% (c),(d)	2.02%	82%	$4,224
Year Ended 8/31/2022	$9.98	(0.74% )	0.56% (d),(e)	0.48% (d),(e)	0.57%	104%	$8,199
Institutional Class
Year Ended 8/31/2026	$10.00	2.30%	0.49%	0.32% (c)	2.65%	68%	$74,452
Year Ended 8/31/2025	$10.04	3.18%	0.50%	0.32% (c)	3.02%	38%	$63,872
Year Ended 8/31/2024	$10.04	3.89%	0.41% (d)	0.33% (c),(d)	3.03%	36%	$2,527
Year Ended 8/31/2023	$9.97	2.17%	0.35% (d)	0.35% (c),(d)	2.24%	82%	$753
Year Ended 8/31/2022 (g)	$9.98	(0.33% )	0.31% (d),(e)	0.27% (d),(e)	1.14%	104%	$1,254
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
13

Notes to Financial Statements
August 31, 2026
Note 1. Organization
Columbia Ultra Short Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (Topic 946), Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
14
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
15

Notes to Financial Statements (continued)
August 31, 2026
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended August 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Institutional Class	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
17

Notes to Financial Statements (continued)
August 31, 2026
underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Class A	0.47
Institutional Class	0.32
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2026, these differences were primarily due to differing treatment for capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2026				Year Ended August 31, 2025
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
—	1,911,009	—	1,911,009	5	2,332,259	—	2,332,264
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	271,578	—	(3,022,829)	(39,858)
At August 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
79,214,672	85,581	(125,439)	(39,858)
18
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(1,055,645)	(1,967,184)	(3,022,829)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $49,773,911 and $40,644,097, respectively, for the year ended August 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended August 31, 2026.
Note 7. Line of credit
Effective October 22, 2026, the Fund has access to a revolving credit facility with a syndicate of banks led by State Street Bank and Trust Company, Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate and (ii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to October 22, 2026, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A., which permitted aggregate borrowings up to $750 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2026.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
19

Notes to Financial Statements (continued)
August 31, 2026
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2026, one unaffiliated shareholder of record owned 71.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
20
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Notes to Financial Statements (continued)
August 31, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Ultra Short Duration Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Ultra Short Duration Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the four years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of and for the year ended August 31, 2022 and the financial highlights for each of the periods ended on August 31, 2022 indicated therein (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 25, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
22
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Exempt- interest dividends
100.00%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
23

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Ultra Short Duration Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund. The Investment Manager also provides investment advice and other services to other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2026, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee, in determining whether to continue the Management Agreement.
The Board, at its June 18, 2026 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
24
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2025 in the performance of administrative services, and noted the various enhancements anticipated for 2026. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of its overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, and (iii) the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that various potential strategic decisions were being contemplated for the Fund.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2026
25

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2025 had increased slightly from 2024 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 18, 2026, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
26
Columbia Ultra Short Duration Municipal Bond Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Ultra Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN320_(10/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust II

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	October 23, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	October 23, 2026